UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	7/31/2016

Item 1. Schedule of Investments

Prudential Global Total Return Fund, Inc.

Schedule of Investments

as of July 31, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 96.7%
FOREIGN BONDS — 47.5%
Argentina — 0.8%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes, 144A	6.875%		04/22/21		270	$290,520
Argentine Republic Government International Bond, Sr. Unsec’d. Notes, RegS	6.875%		04/22/21		850	914,600
Letras del Banco Central de la Republica Argentina, Unsec’d. Notes	31.652	%(a)	09/07/16	ARS	37,993	2,459,223

						3,664,343

Australia — 0.2%
BHP Billiton Finance USA Ltd., Gtd. Notes, 144A(b)	6.750	%(c)	10/19/75		610	678,625
New South Wales Treasury Corp., Series 24, Local Gov’t. Gtd. Notes	5.000%		08/20/24	AUD	200	185,847

						864,472

Austria — 0.2%
Austria Government International Bond, Sr. Unsec’d. Notes, EMTN, 144A, RegS	5.000%		12/20/24	CAD	1,000	943,438
Austria Government International Bond, Sr. Unsec’d. Notes, MTN, 144A, RegS	5.375%		12/01/34	CAD	100	101,409

						1,044,847

Belgium — 0.9%
Belgium Government International Bond, Sr. Unsec’d. Notes, RegS	9.375%		02/21/20	GBP	188	322,457
Belgium Government International Bond, Unsec’d. Notes, 144A, RegS	8.875%		12/01/24		500	754,770
Belgium Government International Bond, Unsec’d. Notes, MTN	5.000%		04/24/18	GBP	2,000	2,840,683
Belgium Government International Bond, Unsec’d. Notes, MTN	5.700%		05/28/32	GBP	150	295,903

						4,213,813

Brazil — 1.2%
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875%		04/01/21	EUR	700	781,626
Brazilian Government International Bond, Sr. Unsec’d. Notes	4.875%		01/22/21		500	530,750
Brazilian Government International Bond, Unsec’d. Notes	11.000%		06/26/17	EUR	2,744	3,361,454
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 144A (original cost $175,275; purchased 12/08/11)(d)(e)	7.250%		06/01/21		190	196,175
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $545,000; purchased 05/20/15)(d)(e)	5.750%		06/15/25		545	531,375
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250%		02/10/22		200	220,500

						5,621,880

Bulgaria — 0.6%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS	2.950%		09/03/24	EUR	810	968,246
Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS	4.250%		07/09/17	EUR	500	580,636
Bulgaria Government International Bond, Unsec’d. Notes, GMTN, RegS	2.625%		03/26/27	EUR	1,000	1,142,825

						2,691,707

Canada — 1.0%
Agrium, Inc., Sr. Unsec’d. Notes	6.125%	01/15/41		25	30,528
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250%	04/01/42		35	37,918
Barrick North America Finance LLC, Gtd. Notes	5.700%	05/30/41		45	49,266
Barrick PD Australia Finance Pty. Ltd., Gtd. Notes	5.950%	10/15/39		50	56,019
Canadian Government Bond, Unsec’d. Notes(f)	1.750%	09/01/19	CAD	600	476,374
Canadian Government Bond, Unsec’d. Notes(f)	4.000%	06/01/41	CAD	650	734,896
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500%	05/15/18		77	83,360
City of Vancouver, Unsec’d. Notes	4.500%	06/01/20	CAD	200	171,527
Municipal Finance Authority of British Columbia, Unsec’d. Notes	4.450%	06/01/20	CAD	1,500	1,284,303
Province of British Columbia, Unsec’d. Notes	3.200%	06/18/44	CAD	200	173,368
Province of British Columbia, Unsec’d. Notes	7.875%	11/30/23	CAD	117	125,580
Province of Manitoba, Unsec’d. Notes	2.450%	06/02/25	CAD	220	176,275
Province of Quebec, Unsec’d. Notes	7.125%	02/09/24		1,000	1,330,470

					4,729,884

Cayman Islands — 0.1%
Cayman Islands Government Bond, Sr. Unsec’d. Notes, RegS	5.950%	11/24/19		500	563,750

Chile — 0.1%
Chile Government International Bond, Sr. Unsec’d. Notes	1.625%	01/30/25	EUR	100	121,683
Chile Government International Bond, Sr. Unsec’d. Notes	1.750%	01/20/26	EUR	240	292,470
Chile Government International Bond, Sr. Unsec’d. Notes	1.875%	05/27/30	EUR	100	120,076

					534,229

China — 0.1%
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes, 144A	2.500%	04/28/20		500	508,972

Colombia — 0.8%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.000%	02/26/24		1,000	1,040,000
Colombia Government International Bond, Sr. Unsec’d. Notes	8.375%	02/15/27		1,003	1,261,273
Colombia Government International Bond, Sr. Unsec’d. Notes	11.750%	02/25/20		715	940,225
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875%	03/22/26	EUR	480	597,154
Pacific Exploration & Production Corp., Gtd. Notes, 144A (original cost $199,970; purchased 11/18/13)(e)(g)	5.375%	01/26/19		200	33,000

					3,871,652

Croatia — 0.3%
Croatia Government International Bond, Sr. Unsec’d. Notes, RegS	3.875%	05/30/22	EUR	1,000	1,168,316

Cyprus — 1.7%
Cyprus Government International Bond, Sr. Unsec’d. Notes, EMTN, 144A, RegS	4.625%	02/03/20	EUR	4,097	4,887,452
Cyprus Government International Bond, Unsec’d. Notes, EMTN, RegS	3.875%	05/06/22	EUR	2,500	2,861,535

					7,748,987

Denmark — 0.2%
Denmark Government Bond, Unsec’d. Notes	1.750%	11/15/25	DKK	3,520	612,450
Denmark Government Bond, Unsec’d. Notes	4.500%	11/15/39	DKK	500	142,790

					755,240

Dominican Republic — 0.5%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	7.500%		05/06/21		2,000	2,240,000
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	9.040%		01/23/18		197	206,868

						2,446,868

Finland — 0.3%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950%		02/15/26		600	837,700
Finland Government International Bond, Sr. Unsec’d. Notes, EMTN	2.250%		01/18/17	SEK	5,000	591,674

						1,429,374

France — 0.7%
CNP Assurances, Sub. Notes, RegS	4.500	%(c)	06/10/47	EUR	1,500	1,692,303
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125%		06/15/21	EUR	505	579,696
France Government Bond OAT, Unsec’d. Notes, RegS	0.500%		05/25/26	EUR	350	406,394
France Government Bond OAT, Unsec’d. Notes, RegS(f)	1.750%		11/25/24	EUR	300	387,003

						3,065,396

Germany — 1.2%
Bundesrepublik Deutschland, Unsec’d. Notes, RegS	2.500%		08/15/46	EUR	1,205	2,174,587
Douglas GmbH, Sr. Sec’d. Notes, RegS	6.250%		07/15/22	EUR	750	908,729
KFW, Gov’t. Gtd. Notes	4.700%		06/02/37	CAD	179	179,384
Techem Energy Metering Service GmbH & Co. KG, Sec’d. Notes, MTN, 144A	7.875%		10/01/20	EUR	275	322,366
Techem GmbH, Sr. Sec’d. Notes, 144A	6.125%		10/01/19	EUR	500	584,303
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A	5.500%		09/15/22	EUR	365	433,879
Volkswagen International Finance NV, Gtd. Notes, RegS	3.750	%(c)	12/31/49	EUR	1,000	1,148,303

						5,751,551

Greece — 1.1%
Hellenic Republic Government Bond, Series PSI, Sr. Unsec’d. Notes, RegS	3.000	%(c)	02/24/42	EUR	700	466,638
Hellenic Republic Government Bond, Sr. Unsec’d. Notes, 144A, RegS	4.750%		04/17/19	EUR	1,700	1,709,978
Hellenic Republic Government International Bond, Series 15BR, Sr. Unsec’d. Notes	5.000%		08/22/16	JPY	220,000	2,132,449
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes, EMTN(d)	3.800%		08/08/17	JPY	60,000	557,162

						4,866,227

Hungary — 1.9%
Hungary Government Bond, Series 18/A, Unsec’d. Notes	5.500%		12/20/18	HUF	100,000	394,633
Hungary Government Bond, Series 27/A, Unsec’d. Notes	3.000%		10/27/27	HUF	300,000	1,094,827
Hungary Government International Bond, Series 5, Sr. Unsec’d. Notes	2.110%		10/26/17	JPY	100,000	988,976
Hungary Government International Bond, Sr. Unsec’d. Notes	4.000%		03/25/19		332	345,445
Hungary Government International Bond, Sr. Unsec’d. Notes	5.375%		02/21/23		450	504,000
Hungary Government International Bond, Sr. Unsec’d. Notes	5.750%		11/22/23		350	402,762
Hungary Government International Bond, Sr. Unsec’d. Notes	6.250%		01/29/20		3,200	3,565,811
Hungary Government International Bond, Sr. Unsec’d. Notes	6.375%		03/29/21		530	606,542

Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	5.750%	06/11/18	EUR	500	616,524
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes, RegS	6.250%	10/21/20		400	443,736

					8,963,256

Iceland — 1.0%
Iceland Government International Bond, Unsec’d. Notes, RegS	5.875%	05/11/22		4,025	4,721,840

India — 0.2%
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN, RegS	5.760%	04/05/18	AUD	1,000	779,713

Indonesia — 1.8%
Indonesia Government International Bond, Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	2,300	2,740,439
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	2.875%	07/08/21	EUR	900	1,062,905
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	3.750%	06/14/28	EUR	1,200	1,441,812
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	4.125%	01/15/25		335	354,908
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	2.875%	07/08/21	EUR	546	644,829
Majapahit Holding BV, Gtd. Notes, RegS	7.750%	01/20/20		800	921,000
Pertamina Persero PT, Sr. Unsec’d. Notes, MTN, 144A	4.300%	05/20/23		500	514,063
Perusahaan Penerbit SBSN Indonesia III, Sr. Unsec’d. Notes, 144A	4.350%	09/10/24		300	318,000
Perusahaan Penerbit SBSN Indonesia III, Sr. Unsec’d. Notes, 144A	6.125%	03/15/19		375	411,112

					8,409,068

Ireland — 0.4%
CRH America, Inc., Gtd. Notes	8.125%	07/15/18		110	122,793
Ireland Government Bond, Unsec’d. Notes, RegS	2.400%	05/15/30	EUR	1,200	1,642,105

					1,764,898

Italy — 2.8%
Cassa Depositi e Prestiti SpA, Sr. Unsec’d. Notes, EMTN, RegS	4.750%	06/18/19	EUR	500	620,057
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	2.500%	12/01/24	EUR	100	125,563
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	3.750%	09/01/24	EUR	1,450	1,975,158
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	6.500%	11/01/27	EUR	2,695	4,638,684
Italy Buoni Poliennali Del Tesoro, Unsec’d. Notes	2.000%	12/01/25	EUR	2,810	3,391,038
Italy Government International Bond, Sr. Unsec’d. Notes, EMTN	5.200%	07/31/34	EUR	250	408,051
Italy Government International Bond, Sr. Unsec’d. Notes, EMTN, RegS	5.250%	12/07/34	GBP	232	388,751
Italy Government International Bond, Sr. Unsec’d. Notes, EMTN, RegS	6.000%	08/04/28	GBP	407	701,829
Onorato Armatori SpA, Sr. Sec’d. Notes, 144A	7.750%	02/15/23	EUR	450	493,041

					12,742,172

Japan — 0.9%
Japan Finance Organization for Municipalities, Gov’t. Gtd. Notes, EMTN	5.750%	08/09/19	GBP	400	607,971
Japan Government Twenty Year Bond, Series 149, Sr. Unsec’d. Notes	1.500%	06/20/34	JPY	50,000	608,365

Japan Government Twenty Year Bond, Series 150, Sr. Unsec’d. Notes(h)	1.400%	09/20/34	JPY	145,000	1,741,307
Japan Government Twenty Year Bond, Series 156, Sr. Unsec’d. Notes	0.400%	03/20/36	JPY	100,000	1,020,464

					3,978,107

Kazakhstan — 0.3%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A	3.875%	10/14/24		925	936,563
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	5.125%	07/21/25		300	328,785

					1,265,348

Lithuania — 0.6%
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	6.125%	03/09/21		2,100	2,465,883
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	6.625%	02/01/22		200	243,812
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	7.375%	02/11/20		245	288,850

					2,998,545

Macedonia — 0.1%
Macedonia Government International Bond, Sr. Unsec’d. Notes, 144A	3.975%	07/24/21	EUR	500	540,136

Mexico — 4.3%
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	9.375%	10/12/22		575	634,656
Cemex Finance LLC, Sr. Sec’d. Notes, RegS	9.375%	10/12/22		750	827,812
Mexican Bonos, Series M, Sr. Unsec’d. Notes	8.000%	06/11/20	MXN	70,000	4,053,467
Mexican Bonos, Series M10, Sr. Unsec’d. Notes	8.500%	12/13/18	MXN	7,000	399,334
Mexico Government International Bond, Sr. Unsec’d. Notes	1.875%	02/23/22	EUR	1,400	1,647,381
Mexico Government International Bond, Sr. Unsec’d. Notes	2.750%	04/22/23	EUR	2,075	2,580,846
Mexico Government International Bond, Sr. Unsec’d. Notes	4.000%	03/15/2115	EUR	450	496,814
Mexico Government International Bond, Sr. Unsec’d. Notes, EMTN	2.375%	04/09/21	EUR	100	119,782
Mexico Government International Bond, Sr. Unsec’d. Notes, EMTN	5.625%	03/19/2114	GBP	200	274,484
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	1.625%	03/06/24	EUR	400	465,090
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	3.000%	03/06/45	EUR	500	556,906
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	4.250%	07/14/17	EUR	2,984	3,466,538
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	5.500%	02/17/20	EUR	100	131,634
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	6.750%	02/06/24	GBP	840	1,352,938
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	11.000%	05/08/17	ITL	250,000	154,542
Petroleos Mexicanos, Gtd. Notes, EMTN, RegS	1.875%	04/21/22	EUR	520	558,562
Petroleos Mexicanos, Gtd. Notes, EMTN, RegS	3.750%	03/15/19	EUR	1,000	1,176,421
Petroleos Mexicanos, Gtd. Notes, EMTN, RegS	8.250%	06/02/22	GBP	206	322,792
Petroleos Mexicanos, Gtd. Notes, MTN	3.500%	07/23/20		330	332,062
Petroleos Mexicanos, Gtd. Notes, MTN	4.250%	01/15/25		200	194,000

					19,746,061

Netherlands — 1.4%
ASR Nederland NV, Sub. Notes, RegS	5.125	%(c)	09/29/45	EUR	1,500	1,786,014
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes	5.150%		03/07/25	CAD	1,000	943,921
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	0.500%		03/03/21	NZD	2,000	1,279,318
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	0.500%		05/12/21	ZAR	10,000	481,208
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN, RegS	0.500%		06/07/22	ZAR	10,000	438,983
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, MTN	5.500%		05/23/22	AUD	338	298,672
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, MTN, RegS	0.500%		06/22/21	ZAR	6,000	276,853
NN Group NV, Jr. Sub. Notes, RegS	4.500	%(c)	12/31/49	EUR	950	1,075,787

						6,580,756

New Zealand — 0.4%
New Zealand Government Bond, Series 427, Sr. Unsec’d. Notes, RegS	4.500%		04/15/27	NZD	1,500	1,318,550
New Zealand Local Government Funding Agency, Sr. Unsec’d. Notes	6.000%		05/15/21	NZD	500	415,423

						1,733,973

Norway — 0.2%
City of Oslo Norway, Sr. Unsec’d. Notes	3.650%		11/08/23	NOK	2,000	267,247
Silk Bidco AS, Sr. Sec’d. Notes, RegS	7.500%		02/01/22	EUR	750	882,525

						1,149,772

Panama — 0.6%
Panama Government International Bond, Sr. Unsec’d. Notes	4.000%		09/22/24		400	432,000
Panama Government International Bond, Sr. Unsec’d. Notes	5.200%		01/30/20		800	881,600
Panama Government International Bond, Sr. Unsec’d. Notes	8.125%		04/28/34		138	198,030
Panama Government International Bond, Sr. Unsec’d. Notes	9.375%		01/16/23		622	829,592
Panama Government International Bond, Sr. Unsec’d. Notes	10.750%		05/15/20		275	355,438

						2,696,660

Peru — 1.1%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, 144A	1.426	%(a)	05/31/18		1,300	1,258,492
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, RegS	2.933	%(a)	06/02/25		1,000	785,000
Peruvian Government International Bond, Sr. Unsec’d. Notes	2.750%		01/30/26	EUR	1,300	1,610,012
Peruvian Government International Bond, Sr. Unsec’d. Notes	3.750%		03/01/30	EUR	400	515,959
Peruvian Government International Bond, Sr. Unsec’d. Notes	4.125%		08/25/27		400	444,000
Peruvian Government International Bond, Sr. Unsec’d. Notes	7.350%		07/21/25		500	682,500

						5,295,963

Poland — 1.1%
Poland Government Bond, Series 719, Unsec’d. Notes	3.250%	07/25/19	PLN	1,000	267,028
Poland Government Bond, Series 721, Unsec’d. Notes	1.750%	07/25/21	PLN	2,000	500,601
Poland Government Bond, Series 725, Unsec’d. Notes	3.250%	07/25/25	PLN	3,050	810,015
Poland Government International Bond, Sr. Unsec’d. Notes	3.000%	03/17/23		500	521,250
Poland Government International Bond, Sr. Unsec’d. Notes	5.000%	03/23/22		2,790	3,198,037

					5,296,931

Portugal — 1.5%
Portugal Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	5.125%	10/15/24		2,200	2,235,556
Portugal Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	5.125%	10/15/24		1,500	1,524,243
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A, RegS	3.850%	04/15/21	EUR	500	612,473
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A, RegS	4.800%	06/15/20	EUR	400	503,442
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A, RegS	5.650%	02/15/24	EUR	200	268,382
Portugal Obrigacoes do Tesouro OT, Unsec’d. Notes, 144A, RegS	3.875%	02/15/30	EUR	1,300	1,545,350

					6,689,446

Romania — 1.0%
Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN, RegS	3.625%	04/24/24	EUR	730	916,275
Romanian Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	6.750%	02/07/22		300	358,770
Romanian Government International Bond, Sr. Unsec’d. Notes, RegS	6.500%	06/18/18	EUR	1,000	1,252,166
Romanian Government International Bond, Unsec’d. Notes, 144A	2.875%	05/26/28	EUR	1,100	1,267,192
Romanian Government International Bond, Unsec’d. Notes, MTN, RegS	2.875%	05/26/28	EUR	700	806,395

					4,600,798

Russia — 0.3%
Russian Foreign Bond — Eurobond, Sr. Unsec’d. Notes, RegS	3.625%	09/16/20	EUR	1,300	1,597,193

Singapore — 0.2%
Singapore Government Bond, Sr. Unsec’d. Notes	3.000%	09/01/24	SGD	500	408,369
Temasek Financial I Ltd., Gtd. Notes, GMTN	3.265%	02/19/20	SGD	500	392,791

					801,160

Slovenia — 1.8%
Slovenia Government Bond, Series RS63, Sr. Unsec’d. Notes, RegS	4.375%	02/06/19	EUR	300	374,419
Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	4.125%	02/18/19		300	315,885
Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	4.750%	05/10/18		1,500	1,579,515

Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	5.850%		05/10/23		1,500	1,755,000
Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	5.250%		02/18/24		200	228,274
Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	5.500%		10/26/22		1,700	1,942,250
Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	5.850%		05/10/23		1,715	2,006,550

						8,201,893

South Africa — 0.9%
Sappi Papier Holding GmbH, Sr. Sec’d. Notes, RegS	3.375%		04/01/22	EUR	600	687,909
South Africa Government Bond, Series R186, Unsec’d. Notes	10.500%		12/21/26	ZAR	5,000	405,937
South Africa Government Bond, Series R208, Sr. Unsec’d. Notes	6.750%		03/31/21	ZAR	10,000	682,979
South Africa Government Bond, Series R213, Unsec’d. Notes	7.000%		02/28/31	ZAR	1,800	108,231
South Africa Government International Bond, Sr. Unsec’d. Notes	3.750%		07/24/26	EUR	1,000	1,163,530
ZAR Sovereign Capital Fund Propriety Ltd., Sr. Unsec’d. Notes, 144A	3.903%		06/24/20		1,000	1,022,500

						4,071,086

South Korea — 0.4%
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN	0.500%		01/25/17	TRY	300	95,576
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN	5.375%		09/12/19	AUD	1,000	813,285
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN	6.350%		03/28/17	MXN	900	47,904
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN, RegS	3.500%		09/26/19	AUD	100	75,428
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN, RegS	3.990%		09/13/16	MXN	6,180	328,727
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN, RegS	2.711%		12/05/19	CAD	200	157,941
Export-Import Bank of Korea, Sr. Unsec’d. Notes, RegS	5.125%		10/15/19	NZD	200	151,396
Korea International Bond, Sr. Unsec’d. Notes, RegS	2.125%		06/10/24	EUR	100	126,631

						1,796,888

Spain — 3.8%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN, RegS	1.875%		01/28/25	EUR	300	358,983
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	5.500%		02/14/17	EUR	176	202,316
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	7.608	%(c)	10/30/16	EUR	550	619,031
Instituto de Credito Oficial, Gov’t. Gtd. Notes, EMTN	3.250%		06/28/24	CHF	300	377,167
Instituto de Credito Oficial, Gov’t. Gtd. Notes, EMTN	5.000%		03/31/20	CAD	1,100	921,434
Spain Government Bond, Sr. Unsec’d. Notes(h)	2.750%		04/30/19	EUR	1,150	1,384,963
Spain Government Bond, Sr. Unsec’d. Notes, 144A, RegS	3.800%		04/30/24	EUR	2,400	3,298,407
Spain Government Bond, Sr. Unsec’d. Notes, 144A, RegS(h)	4.800%		01/31/24	EUR	1,500	2,186,426
Spain Government Bond, Sr. Unsec’d. Notes, 144A, RegS	5.150%		10/31/28	EUR	600	967,043
Spain Government Bond, Sr. Unsec’d. Notes, 144A, RegS(h)	5.850%		01/31/22	EUR	3,705	5,406,889
Spain Government Bond, Unsec’d. Notes, 144A, RegS(h)	1.600%		04/30/25	EUR	300	356,028
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250%		04/06/29	GBP	957	1,576,365

						17,655,052

Supranational Bank — 2.5%
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500%	09/29/20	AUD	445	311,962
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500%	09/21/21	NZD	1,500	958,015
Corp. Andina de Fomento, Sr. Unsec’d. Notes, EMTN, RegS	1.875%	05/29/21	EUR	400	479,584
Corp. Andina de Fomento, Unsec’d. Notes, MTN	6.250%	11/08/23	AUD	685	611,652
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	0.500%	11/21/23	AUD	1,200	761,487
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500%	06/21/23	AUD	2,500	1,616,492
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500%	08/10/23	AUD	720	458,826
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500%	10/26/23	AUD	1,840	1,164,551
European Investment Bank, Sr. Unsec’d. Notes, EMTN	3.250%	05/24/23	NOK	10,000	1,339,706
European Investment Bank, Sr. Unsec’d. Notes, EMTN, RegS	0.500%	07/21/23	AUD	800	512,299
European Investment Bank, Sr. Unsec’d. Notes, MTN, RegS	4.600%	01/30/37	CAD	150	143,740
Inter-American Development Bank, Sr. Unsec’d. Notes, EMTN	0.500%	05/23/23	CAD	744	526,144
Inter-American Development Bank, Unsec’d. Notes, EMTN, RegS	0.500%	10/30/20	ZAR	2,250	113,955
Inter-American Development Bank, Unsec’d. Notes, EMTN, RegS	0.500%	11/30/20	ZAR	1,840	92,520
International Bank for Reconstruction & Development, Unsec’d. Notes, MTN	0.500%	03/07/22	AUD	500	337,074
International Finance Corp., Sr. Unsec’d. Notes, GMTN	7.250%	01/18/17	ZAR	5,000	357,248
Nordic Investment Bank, Sr. Unsec’d. Notes, MTN	3.875%	09/02/25	NZD	2,000	1,530,545

					11,315,800

Sweden
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, MTN	4.750%	08/17/22	AUD	200	170,866

Switzerland — 0.4%
Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes, 144A	3.800%	06/09/23		670	679,788
Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes, EMTN	1.000%	04/14/23	CHF	1,000	1,018,366

					1,698,154

Turkey — 0.5%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		200	201,240
Turkey Government Bond, Unsec’d. Notes	8.500%	07/10/19	TRY	1,000	328,943
Turkey Government International Bond, Sr. Unsec’d. Notes	5.500%	02/16/17	EUR	1,148	1,313,632
Turkey Government International Bond, Sr. Unsec’d. Notes	5.875%	04/02/19	EUR	247	302,726

					2,146,541

United Kingdom — 2.8%
Barclays PLC, Sr. Unsec’d. Notes	3.650%	03/16/25		275	271,141
CPUK Finance Ltd., Sec’d. Notes, 144A	7.000%	08/28/20	GBP	500	699,279
HSBC Holdings PLC, Sr. Unsec’d. Notes	5.100%	04/05/21		85	94,616
Pentair Finance SA, Gtd. Notes	2.450%	09/17/19	EUR	250	291,797
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN, RegS	2.500%	03/22/23	EUR	1,500	1,702,842
Synlab Bondco PLC, Sr. Sec’d. Notes, 144A(d)	6.250%	07/01/22	EUR	1,000	1,190,676
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN, RegS	2.500%	07/01/24	EUR	750	856,756
United Kingdom Gilt, Unsec’d. Notes, RegS	2.000%	09/07/25	GBP	100	147,531
United Kingdom Gilt, Unsec’d. Notes, RegS	3.250%	01/22/44	GBP	320	582,935
United Kingdom Gilt, Unsec’d. Notes, RegS	3.500%	01/22/45	GBP	650	1,243,138
United Kingdom Gilt, Unsec’d. Notes, RegS	4.250%	03/07/36	GBP	2,650	5,215,765
United Kingdom Gilt, Unsec’d. Notes, RegS	4.250%	09/07/39	GBP	400	810,579

					13,107,055

Uruguay — 0.3%
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.375%		10/27/27		1,000	1,061,250
Uruguay Government International Bond, Sr. Unsec’d. Notes	7.000%		06/28/19	EUR	119	155,325

						1,216,575

TOTAL FOREIGN BONDS (cost $219,441,684)						219,273,214

ASSET-BACKED SECURITIES — 10.9%
Collateralized Loan Obligations — 5.2%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.160	%(c)	07/15/26		1,250	1,237,592
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B1, 144A	2.696	%(c)	07/20/26		3,000	2,965,725
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.993	%(c)	04/28/26		250	250,720
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class B, 144A	3.080	%(c)	10/15/26		1,000	995,554
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.139	%(c)	07/17/26		500	498,681
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.829	%(c)	04/17/26		500	488,493
Battalion CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.129	%(c)	10/17/26		1,000	985,749
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	2.429	%(c)	04/17/25		3,000	2,908,528
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.496	%(c)	04/20/26		5,000	4,829,213
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.216	%(c)	05/15/26		250	249,104
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class B, 144A	2.780	%(c)	10/15/26		1,000	976,671
Madison Park Funding Ltd. (Cayman Islands), Series 2012-9A, Class AR, 144A	1.916	%(c)	08/15/22		500	498,120
RYE Harbour CLO Ltd. (Ireland), Series 2015-1A, Class B2, 144A	2.630%		10/21/28	EUR	2,000	2,242,891
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.278	%(c)	08/17/22		250	249,582
Sound Point CLO Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A(i)	—	%(j)	10/20/28		1,000	998,042
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26		1,300	1,295,174
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.386	%(c)	07/20/28		2,000	1,994,142

						23,663,981

Non-Residential Mortgage-Backed Securities — 1.4%
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class C, 144A	4.580%		09/15/21		800	799,626
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25		1,700	1,705,777
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25		1,000	993,648
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29		1,000	1,028,343
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28		1,000	1,030,342

Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	1,000	1,008,522

					6,566,258

Residential Mortgage-Backed Securities — 4.3%
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.388	%(c)	09/25/33	520	490,115
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4	1.448	%(c)	04/25/35	1,000	978,465
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A5	1.388	%(c)	06/25/34	57	57,322
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2002-2, Class M3	3.143	%(c)	08/25/32	945	936,431
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2002-3, Class M3	3.338	%(c)	08/25/32	475	447,366
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.448	%(c)	09/25/34	297	295,543
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.313	%(c)	05/25/34	102	96,901
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A2C	0.848	%(c)	10/25/35	1,109	1,056,451
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.531	%(c)	01/15/34	944	912,564
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.388	%(c)	03/25/34	236	226,638
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	2.213	%(c)	04/25/34	247	228,604
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2	1.288	%(c)	05/25/34	358	344,925
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1	1.988	%(c)	03/25/33	148	145,562
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.313	%(c)	08/25/34	859	789,778
Fremont Home Loan Trust, Series 2004-1, Class M1	1.163	%(c)	02/25/34	421	385,304
Fremont Home Loan Trust, Series 2004-B, Class M1	1.358	%(c)	05/25/34	841	776,682
GSAMP Trust, Series 2004-FM1, Class M1	1.463	%(c)	11/25/33	764	718,364
GSAMP Trust, Series 2005-HE5, Class M1	0.908	%(c)	11/25/35	664	645,476
Home Equity Asset Trust, Series 2004-3, Class M1	1.343	%(c)	08/25/34	505	464,356
Home Equity Asset Trust, Series 2005-9, Class 2A4	0.828	%(c)	04/25/36	582	572,415
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	0.787	%(c)	07/20/36	237	235,805
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.343	%(c)	07/25/34	250	240,450
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	1.188	%(c)	09/25/34	375	341,334
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.688	%(c)	08/25/35	146	138,281
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.538	%(c)	09/25/33	223	212,389
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.538	%(c)	12/27/33	247	238,629
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.358	%(c)	11/25/34	437	398,942
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.418	%(c)	06/25/34	434	420,960
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.403	%(c)	07/25/34	157	150,040
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	1.468	%(c)	02/25/33	289	272,498

New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.613	%(c)	10/25/33		276	266,610
New Century Home Equity Loan Trust, Series 2005-C, Class A2C	0.738	%(c)	12/25/35		405	397,380
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2	1.148	%(c)	11/25/33		239	221,898
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.670	%(c)	09/25/34		110	103,914
Structured Asset Investment Loan Trust, Series 2003-BC3, Class M1	1.913	%(c)	04/25/33		1,055	1,042,338
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	1.193	%(c)	03/25/34		889	815,468
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.488	%(c)	09/25/34		376	356,027
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3	0.918	%(c)	05/25/35		530	517,609
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46		843	848,508
VOLT XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375%		08/27/57		594	590,636
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57		758	755,832
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55		739	734,821

						19,869,631

TOTAL ASSET-BACKED SECURITIES (cost $48,748,287)						50,099,870

BANK LOANS(c) — 0.2%
Consumer
OGF SA (France), Private Placement	3.750%		10/30/20	EUR	232	260,594

Financials — 0.1%
Scandlines GmbH (Germany)	4.500%		12/03/20	EUR	314	353,335

Gaming
CCM Merger, Inc.	4.500%		08/06/21		103	102,755

Healthcare & Pharmaceutical
RPI Finance Trust	3.250%		11/09/18		144	143,744

Technology — 0.1%
First Data Corp.	4.238%		07/08/22		300	300,891

TOTAL BANK LOANS (cost $1,270,502)						1,161,319

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.4%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, IO	0.329	%(c)	05/10/47		27,500	860,525
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class XB, IO	0.690	%(c)	04/10/49		33,868	1,880,521
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class XB, IO	1.507	%(c)	07/10/49		9,100	1,002,612
COMM Mortgage Trust, Series 2012-CR1, Class XA, IO	2.031	%(c)	05/15/45		4,301	347,583
COMM Mortgage Trust, Series 2014-CR19, Class A3	3.530%		08/10/47		1,000	1,076,866
COMM Mortgage Trust, Series 2014-UBS4, Class XB, IO, 144A	0.204	%(c)	08/10/47		50,000	784,640
DBJPM Mortgage Trust, Series 2016-C3, Class A3	2.362%		09/10/49		1,500	1,518,390
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 144A	3.555	%(c)	09/10/35		1,300	1,434,146
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555	%(c)	09/10/35		500	521,693

FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.000	%(c)	01/25/20	20,055	572,124
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.157	%(c)	04/25/20	30,280	909,514
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.627	%(c)	06/25/20	13,461	630,018
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.700	%(c)	03/25/22	10,253	800,948
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.447	%(c)	05/25/22	11,397	792,448
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.887	%(c)	10/25/22	20,131	892,359
FHLMC Multifamily Structured Pass-Through Certificates, Series K037, Class X1, IO	1.026	%(c)	01/25/24	11,208	673,966
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.678	%(c)	11/25/25	12,755	626,907
FHLMC Multifamily Structured Pass-Through Certificates, Series K717, Class X1, IO	0.511	%(c)	09/25/21	11,661	265,836
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.348	%(c)	02/25/32	6,901	1,218,952
GS Mortgage Securities Trust, Series 2013-GC14, Class XA, IO	0.828	%(c)	08/10/46	38,441	1,451,348
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.338	%(c)	04/10/47	30,000	948,669
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.255	%(c)	06/10/47	35,000	817,586
GS Mortgage Securities Trust, Series 2014-GC24, Class XB, IO	0.021	%(c)	09/10/47	83,262	117,957
GS Mortgage Securities Trust, Series 2014-GC26, Class XB, IO	0.296	%(c)	11/10/47	56,483	1,519,895
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A3	3.515%		03/15/49	1,500	1,609,873
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AJ	4.842	%(c)	07/15/42	22	22,308
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class XA, IO	0.835	%(c)	05/15/48	27,093	1,495,590
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A2	2.982%		03/15/49	1,200	1,228,112
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, IO, 144A	1.644	%(c)	05/10/63	5,995	335,480
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.702	%(c)	06/15/49	1,327	1,357,643
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class XB, IO	1.099	%(c)	07/15/48	24,000	1,894,426

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $29,751,726)					29,608,935

CORPORATE BONDS — 12.8%
Agriculture
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	81	147,801
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	30	35,516

					183,317

Airlines — 0.1%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	69	74,141
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%		08/10/22	166	195,990
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	13	14,145
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	148	158,168

UAL, Pass-Through Trust, Pass-Through Certificates, Series 2007-1A, Class A	6.636%		07/02/22		85	90,860

						533,304

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.551%		10/05/18		460	468,238
General Motors Financial Co., Inc., Gtd. Notes	3.100%		01/15/19		720	736,193

						1,204,431

Auto Parts & Equipment — 0.1%
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%		04/01/24	EUR	450	530,773

Banks — 3.4%
Bank of America Corp., Series AA, Jr. Sub. Notes	6.100	%(c)	12/31/49		500	522,765
Bank of America Corp., Series M, Jr. Sub. Notes	8.125	%(c)	12/29/49		935	956,038
Bank of America Corp., Series Z, Jr. Sub. Notes	6.500	%(c)	12/31/49		1,000	1,091,875
Citigroup, Inc., Series P, Jr. Sub. Notes	5.950	%(c)	12/31/49		700	720,790
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700	%(c)	12/31/49		2,120	2,151,800
Goldman Sachs Group, Inc. (The), Series M, Jr. Sub. Notes	5.375	%(c)	12/31/49		700	710,714
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25		1,500	1,561,284
JPMorgan Chase & Co., Series 1, Jr. Sub. Notes	7.900	%(c)	04/29/49		450	468,000
JPMorgan Chase & Co., Series V, Jr. Sub. Notes	5.000	%(c)	12/31/49		1,000	990,000
JPMorgan Chase & Co., Series X, Jr. Sub. Notes	6.100	%(c)	12/31/49		1,980	2,106,225
JPMorgan Chase & Co., Series Z, Jr. Sub. Notes	5.300	%(c)	12/31/49		1,410	1,451,595
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	%(c)	12/31/49		1,415	1,390,237
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24		1,500	1,584,901

						15,706,224

Building Materials — 0.1%
Owens Corning, Gtd. Notes	4.200%		12/15/22		270	287,679

Chemicals — 0.1%
Ashland, Inc., Gtd. Notes	4.750%		08/15/22		300	311,250
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39		152	246,933

						558,183

Commercial Services — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $221,242; purchased 10/26/11)(d)(e)	7.000%		10/15/37		190	264,412
United Rentals North America, Inc., Gtd. Notes	7.375%		05/15/20		40	41,556
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22		750	801,135

						1,107,103

Computers — 0.3%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%		10/05/17		500	506,067
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18		305	310,711
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%		04/01/23		675	734,906

						1,551,684

Diversified Financial Services — 0.1%
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19		125	137,031
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	6.875%		05/02/18		100	7,125
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17		75	76,350

Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18		225	244,407

						464,913

Electric — 1.1%
AES Corp., Sr. Unsec’d. Notes	7.375%		07/01/21		700	794,500
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19		700	694,750
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19		650	662,188
Dynegy, Inc., Gtd. Notes	7.375%		11/01/22		350	343,000
Dynegy, Inc., Gtd. Notes	7.625%		11/01/24		900	873,000
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20		805	830,981
NRG Energy, Inc., Gtd. Notes, 144A	6.625%		01/15/27		600	593,250
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18		50	55,369

						4,847,038

Electronics — 0.3%
Honeywell International, Inc., Sr. Unsec’d. Notes	2.250%		02/22/28	EUR	450	573,417
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%		09/15/22		655	669,738

						1,243,155

Engineering & Construction — 0.1%
Fluor Corp., Sr. Unsec’d. Notes	1.750%		03/21/23	EUR	400	479,004

Entertainment — 0.6%
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23		1,000	1,020,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,032,500; purchased 08/27/14)(d)(e)	5.000%		08/01/18		1,000	1,015,000
Scientific Games International, Inc., Gtd. Notes	10.000%		12/01/22		750	666,562

						2,701,562

Food — 0.4%
Darling Global Finance BV, Gtd. Notes, RegS	4.750%		05/30/22	EUR	800	922,211
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23		675	693,563

						1,615,774

Forest & Paper Products
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39		75	101,586

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes(k)	3.200%		06/15/26		475	486,963
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%		02/01/22		1,000	860,000
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%		07/15/20		750	682,035
HCA, Inc., Sr. Sec’d. Notes	6.500%		02/15/20		750	825,937
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%		04/01/22		1,000	1,032,500

						3,887,435

Home Builders — 0.4%
KB Home, Gtd. Notes	7.500%		09/15/22		1,000	1,055,000
William Lyon Homes, Inc., Gtd. Notes	7.000%		08/15/22		800	808,000

						1,863,000

Insurance — 0.4%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20		30	33,081
Chubb Corp. (The), Gtd. Notes	6.375	%(c)	04/15/37		140	126,042
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	2.750%		05/04/26	EUR	1,200	1,437,140
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35		90	113,940

Progressive Corp. (The), Jr. Sub. Notes	6.700	%(c)	06/15/37		100	93,000

						1,803,203

Leisure Time — 0.5%
Carnival Corp., Gtd. Notes	1.625%		02/22/21	EUR	1,500	1,768,725
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $534,000; purchased 05/25/16)(d)(e)	8.500%		10/15/22		600	529,500

						2,298,225

Lodging — 0.1%
MGM Resorts International, Gtd. Notes	6.625%		12/15/21		500	553,440

Machinery-Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21		225	246,264

Media — 1.2%
21st Century Fox America, Inc., Gtd. Notes(k)	6.150%		03/01/37		415	536,365
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39		60	82,735
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%		05/15/26		657	679,995
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%		05/01/26		1,000	1,043,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		04/01/24		380	405,650
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		05/01/27		675	712,125
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		12/15/21		700	696,063
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29		225	298,107
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%		02/01/30		500	550,000
Time Warner Cable, Inc., Sr. Sec’d. Notes	8.750%		02/14/19		300	348,858
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42		233	206,660

						5,560,308

Miscellaneous Manufacturing — 0.1%
Actuant Corp., Gtd. Notes	5.625%		06/15/22		400	412,000
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19		200	231,474

						643,474

Office & Business Equipment — 0.2%
Xerox Corp., Sr. Unsec’d. Notes(b)	3.500%		08/20/20		1,000	1,011,802

Oil & Gas — 0.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		35	39,101
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41		70	67,336
Devon Energy Corp., Sr. Unsec’d. Notes(b)	5.850%		12/15/25		460	505,343
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21		170	150,818

						762,598

Packaging & Containers — 0.3%
Ball Corp., Gtd. Notes	4.375%		12/15/23	EUR	300	372,309
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19		140	156,800
WestRock MWV LLC, Sr. Unsec’d. Notes	7.375%		09/01/19		450	519,936
WestRock RKT Co., Gtd. Notes	4.450%		03/01/19		175	184,996

						1,234,041

Real Estate Investment Trusts (REITs) — 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes, EMTN	5.750%		10/01/20	EUR	200	234,558

Retail — 0.4%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%		06/15/20		750	757,500
Landry’s, Inc., Gtd. Notes, 144A (original cost $315,000; purchased 02/16/16)(d)(e)	9.375%		05/01/20		300	315,750
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%		07/15/24	EUR	840	982,653

						2,055,903

Software — 0.3%
First Data Corp., Gtd. Notes, 144A	7.000%		12/01/23		1,130	1,162,488

Telecommunications — 0.1%
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21		200	207,250
Qwest Corp., Sr. Unsec’d. Notes	6.500%		06/01/17		465	480,731

						687,981

Transportation — 0.4%
FedEx Corp., Gtd. Notes	1.000%		01/11/23	EUR	500	575,727
FedEx Corp., Gtd. Notes	1.625%		01/11/27	EUR	840	985,770
Norfolk Southern Corp., Sr. Unsec’d. Notes(k)	6.000%		03/15/2105		300	378,699

						1,940,196

TOTAL CORPORATE BONDS (cost $57,996,849)						59,060,646

MUNICIPAL BONDS — 0.3%
Puerto Rico
Commonwealth of Puerto Rico, GO	2.145	%(c)	07/01/20		300	286,746
Commonwealth of Puerto Rico, GO	5.250%		07/01/17		125	125,376
Puerto Rico Highways & Transportation Authority, Series E, Revenue Bonds	5.500%		07/01/17		250	259,193
Puerto Rico Municipal Finance Agency, Series C, Revenue Bonds	5.000%		08/01/16		175	175,040
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, CABs	4.320	%(l)	08/01/41		1,265	434,452

TOTAL MUNICIPAL BONDS (cost $1,135,853)						1,280,807

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.0%
Aire Valley Mortgages PLC (United Kingdom), Series 2005-1X, Class 2A2, RegS	0.096	%(c)	09/20/66	EUR	1,011	1,097,700
Aire Valley Mortgages PLC (United Kingdom), Series 2006-1A, Class 1A, 144A	0.867	%(c)	09/20/66		2,280	2,183,805
Aire Valley Mortgages PLC (United Kingdom), Series 2006-1X, Class 1B2, RegS	0.136	%(c)	09/20/66	EUR	1,000	1,035,847
Aire Valley Mortgages PLC (United Kingdom), Series 2007-1A, Class 2A1, 144A	0.887	%(c)	09/20/66		679	653,612
Aire Valley Mortgages PLC (United Kingdom), Series 2007-1X, Class 2A2, RegS	—	%(c)	09/20/66	EUR	806	875,047
APS Resecuritization Trust, Series 2016-1, Class 1A, 144A	0.584	%(c)	07/31/57		3,202	2,914,452
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	2.429	%(c)	09/26/45		721	708,095
Credit Suisse Mortgage Trust, Series 2015-12R, Class 1A1, 144A(d)(i)	2.457	%(c)	10/30/47		1,083	1,077,494
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1(m)	1.943	%(c)	01/25/29		580	581,891

Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(m)	3.788	%(c)	10/25/27		1,000	1,019,988
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(m)	2.738	%(c)	11/25/28		950	962,850
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	2.939	%(c)	02/25/35		2,177	2,067,246
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A(d)(i)	3.567	%(c)	09/01/21		1,147	1,136,464
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A(d)(i)	2.467	%(c)	12/01/21		770	758,935
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.467	%(c)	01/01/20		157	154,071
LSTAR Securities Investment Trust, Series 2015-2, Class A, 144A	2.467	%(c)	01/01/20		1,287	1,272,470
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A(d)(i)	2.467	%(c)	04/01/20		701	688,733
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A(d)(i)	2.467	%(c)	05/01/20		319	312,700
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.467	%(c)	08/01/20		2,436	2,393,118
LSTAR Securities Investment Trust, Series 2016-1, Class A1, 144A	2.467	%(c)	01/01/21		1,222	1,191,677

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $23,532,320)						23,086,195

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal National Mortgage Assoc.	5.375%		12/07/28	GBP	275	513,248
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%		06/07/21	GBP	430	684,000
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.625%		06/07/32	GBP	191	377,099
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30		300	467,178

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,166,728)						2,041,525

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Bonds	2.500%		02/15/46		1,490	1,589,119
U.S. Treasury Bonds(f)	3.000%		11/15/45		385	453,172
U.S. Treasury Notes(k)	1.000%		03/15/18		435	437,362
U.S. Treasury Notes	1.125%		06/30/21 - 07/31/21		1,640	1,646,993
U.S. Treasury Notes	1.250%		07/31/23		20,000	19,850,000
U.S. Treasury Notes	1.375%		08/31/20		120	122,048
U.S. Treasury Notes(k)	1.375%		04/30/21		2,395	2,433,732
U.S. Treasury Notes	1.625%		05/15/26		655	664,800
U.S. Treasury Notes	1.750%		10/31/20 - 01/31/23		23,000	23,713,624
U.S. Treasury Notes(f)(k)	2.125%		12/31/22		380	400,574
U.S. Treasury Notes	2.250%		04/30/21		8,900	9,403,402

TOTAL U.S. TREASURY OBLIGATIONS (cost $60,566,314)						60,714,826

				Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII, 7.122%, (Capital Security, fixed to floating preferred) (cost $100,000)					4,000	104,760

TOTAL LONG-TERM INVESTMENTS (cost $444,710,263)				446,432,097

SHORT-TERM INVESTMENTS — 10.8%
AFFILIATED MUTUAL FUND — 10.4%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $47,866,516; includes $2,252,711 of cash collateral for securities on loan)(n)(o)			47,866,516	47,866,516

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.4%
Call Options — 0.1%
5 Year CDX.NA.IG.26.V1, expiring 08/17/16, Strike Price $60.00	Citigroup Global Markets		40,000	511
5 Year ITRAXX.EUR.25.V1, expiring 08/17/16, Strike Price $80.00	Citigroup Global Markets	EUR	40,000	260,349
Euro/Turkish Lira, expiring 04/26/17, Strike Price 5.00	Credit Suisse First Boston Corp.	EUR	6,500	29,636
Turkish Lira/Japanese Yen, expiring 09/27/16, Strike Price 41.00	JPMorgan Chase	TRY	8,500	171
United States Dollar/Brazilian Real, expiring 08/18/16, Strike Price 7.50	Morgan Stanley		4,000	—
United States Dollar/Brazilian Real, expiring 04/26/17, Strike Price 6.00	Credit Suisse First Boston Corp.		7,000	14,366
United States Dollar/Brazilian Real, expiring 04/26/17, Strike Price 7.50	Credit Suisse First Boston Corp.		4,000	2,888
United States Dollar/Indian Rupee, expiring 07/27/17 Strike Price 71.50	JPMorgan Chase		7,000	178,621
United States Dollar/Malaysian Ringitt, expiring 08/16/16, Strike Price 6.09	Hong Kong & Shanghai Bank		4,000	—
United States Dollar/Mexican Peso, expiring 08/24/16, Strike Price 21.00	JPMorgan Chase		4,000	408
United States Dollar/Mexican Peso, expiring 12/02/16, Strike Price 21.00	JPMorgan Chase		4,000	31,147
United States Dollar/Philippine Peso, expiring 08/05/16, Strike Price 47.25	JPMorgan Chase		4,000	3,731
United States Dollar/Philippine Peso, expiring 08/08/16, Strike Price 60.00	JPMorgan Chase		2,000	—
United States Dollar/Polish Zloty, expiring 12/08/16, Strike Price 6.00	Citigroup Global Markets		4,000	602
United States Dollar/South African Rand, expiring 11/08/16, Strike Price 25.00	Credit Suisse First Boston Corp.		5,000	531
United States Dollar/South Korean Won, expiring 05/29/17, Strike Price 1,500.00	Citigroup Global Markets		7,000	19,592
United States Dollar/Turkish Lira, expiring 09/05/16, Strike Price 4.50	Credit Suisse First Boston Corp.		4,000	8
United States Dollar/Turkish Lira, expiring 11/08/16, Strike Price 5.00	Credit Suisse First Boston Corp.		5,000	549

				543,110

Put Options — 0.3%
5 Year CDX.NA.IG.26.V1, expiring 08/17/16, Strike Price $85.00	Citigroup Global Markets		40,000	11,579
5 Year ITRAXX.EUR.25.V1, expiring 08/17/16, Strike Price $110.00	Citigroup Global Markets	EUR	40,000	364
Australian Dollar/Japanese Yen, expiring 09/15/16, Strike Price 50.00	Citigroup Global Markets	AUD	38,000	583
Australian Dollar/Japanese Yen, expiring 06/16/17, Strike Price 70.00	Citigroup Global Markets	AUD	38,000	830,250
British Pound/United States Dollar, expiring 02/14/17, Strike Price 1.10	JPMorgan Chase	GBP	2,750	4,471
British Pound/United States Dollar, expiring 02/14/17, Strike Price 1.30	JPMorgan Chase	GBP	2,750	76,499

Euro/Polish Zloty, expiring 12/08/16, Strike Price 4.30	Citigroup Global Markets	EUR	3,650	34,467
Turkish Lira/Japanese Yen, expiring 08/02/16, Strike Price 33.00	UBS AG	TRY	8,500	567
United States Dollar/Brazilian Real, expiring 11/16/17, Strike Price 3.70	Morgan Stanley		4,000	326,348
United States Dollar/Mexican Peso, expiring 08/24/16, Strike Price 16.00,	JPMorgan Chase		4,000	—
United States Dollar/Turkish Lira, expiring 03/03/17, Strike Price 2.80	Credit Suisse First Boston Corp.		4,000	20,643

				1,305,771

TOTAL OPTIONS PURCHASED (cost $2,752,529)				1,848,881

TOTAL SHORT-TERM INVESTMENTS (cost $50,619,045)				49,715,397

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 107.5% (cost $495,329,308)(p)				496,147,494

OPTIONS WRITTEN* — (0.5)%
Call Options — (0.3)%
5 Year CDX.NA.IG.26.V1, expiring 08/17/16, Strike Price $70.00	Citigroup Global Markets		40,000	(16,453)
5 Year ITRAXX.EUR.25.V1, expiring 08/17/16, Strike Price $90.00	Citigroup Global Markets	EUR	40,000	(468,122)
Euro/Turkish Lira, expiring 06/27/18, Strike Price 5.00	Credit Suisse First Boston Corp.	EUR	6,500	(240,420)
Turkish Lira/Japanese Yen, expiring 09/27/16, Strike Price 41.00	UBS AG	TRY	8,500	(171)
United States Dollar/Brazilian Real, expiring 06/27/18, Strike Price 6.00	Credit Suisse First Boston Corp.		7,000	(139,729)
United States Dollar/Brazilian Real, expiring 11/16/17, Strike Price 7.50	Morgan Stanley		4,000	(16,631)
United States Dollar/Indian Rupee, expiring 07/27/17, Strike Price 75.50	JPMorgan Chase		7,000	(86,574)
United States Dollar/Malayasian Ringitt, expiring 01/09/17, Strike Price 5.50	Credit Suisse First Boston Corp.		4,000	(3,011)
United States Dollar/Mexican Peso, expiring 08/24/16, Strike Price 21.00	JPMorgan Chase		4,000	(408)
United States Dollar/Mexican Peso, expiring 12/02/16, Strike Price 21.00	JPMorgan Chase		4,000	(31,147)
United States Dollar/Philippine Peso, expiring 08/05/16, Strike Price 50.00	JPMorgan Chase		6,000	(1)
United States Dollar/Polish Zloty, expiring 12/08/16, Strike Price 4.65	Barclays Capital Group		4,000	(7,089)
United States Dollar/South African Rand, expiring 11/08/17, Strike Price 25.00	Credit Suisse First Boston Corp.		5,000	(62,262)
United States Dollar/South Korean Won, expiring 07/27/18, Strike Price 1,500.00	Citigroup Global Markets		7,000	(105,047)
United States Dollar/Turkish Lira, expiring 03/03/17, Strike Price 4.25	Credit Suisse First Boston Corp.		4,000	(15,691)
United States Dollar/Turkish Lira, expiring 11/08/17, Strike Price 5.00	Credit Suisse First Boston Corp.		5,000	(49,993)

				(1,242,749)

Put Options — (0.2)%
5 Year CDX.NA.IG.26.V1, expiring 08/17/16, Strike Price $115.00	Citigroup Global Markets		40,000	(469)
5 Year ITRAXX.EUR.25.V1, expiring 08/17/16, Strike Price $135.00	Citigroup Global Markets	EUR	40,000	(11)

Australian Dollar/Japanese Yen, expiring 06/16/17, Strike Price 61.00	Citigroup Global Markets	AUD	76,000	(678,486)
British Pound/United States Dollar, expiring 02/14/17, Strike Price 1.20	JPMorgan Chase	GBP	5,500	(38,146)
Euro/Polish Zloty, expiring 12/08/16, Strike Price 4.10	Citigroup Global Markets	EUR	3,650	(4,642)
Turkish Lira/Japanese Yen, expiring 08/02/16, Strike Price 33.00	Barclays Capital Group	TRY	8,500	(567)
United States Dollar/Brazilian Real, expiring 11/16/17, Strike Price 3.70	Citigroup Global Markets		4,000	(326,348)
United States Dollar/Mexican Peso, expiring 08/24/16, Strike Price 16.00	JPMorgan Chase		4,000	—

				(1,048,669)

TOTAL OPTIONS WRITTEN (premiums received $3,116,819)				(2,291,418)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 107.0% (cost $492,212,489)				493,856,076
Liabilities in excess of other assets(q) — (7.0)%				(32,480,972)

NET ASSETS — 100.0%				$461,375,104

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
CABs	Capital Appreciation Bonds
CAOIS	Canada Overnight Index Swap
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage Backed Securities Index
COOIS	Colombia Overnight Index Swap
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
HIBOR	Hong Kong Interbank Offered Rate
INOIS	India Overnight Index Swap
IO	Interest Only
ITRAXX	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate

L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
MUNIPSA	SIFMA Municipal Swap Weekely Yield Index
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
SIBOR	Singapore Interbank Offered Rate
SIFMA	Securities Industry and Financial Markets Association
STIBOR	Stockholm Interbank Offered Rate
TAIBOR	Taiwan Interbank Offered Rate
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
UKRPI	United Kingdom Retail Prices Index
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	Represents a zero coupon or step bond. Rate quoted represents yield to maturity at purchase date.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,208,591; cash collateral of $2,252,711 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2016.
(d)	Indicates a security that has been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $3,022,987. The aggregate value of $2,885,212 is approximately 0.6% of net assets.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(i)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,977,528 and 1.1% of net assets.
(j)	Interest rate not available as of July 31, 2016.
(k)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(l)	Represents a zero coupon or step bond. Rate quoted represents effective yield at July 31, 2016.
(m)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(n)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(o)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$499,701,523

Appreciation	10,905,369
Depreciation	(14,459,398)

Net Unrealized Depreciation	$(3,554,029)

The book basis may differ from tax basis due to certain tax-related adjustments.

(q)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
1,398	5 Year U.S. Treasury Notes	Sep. 2016	$168,737,521	$170,577,844	$1,840,323
5	10 Year Australian Treasury Bonds	Sep. 2016	512,270	521,873	9,603
4	10 Year U.K. Gilt	Sep. 2016	649,143	693,224	44,081
349	10 Year U.S. Treasury Notes	Sep. 2016	45,121,944	46,433,359	1,311,415
179	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	31,668,113	34,105,094	2,436,981

					5,642,403

	Short Positions:
300	2 Year U.S. Treasury Notes	Sep. 2016	65,405,054	65,700,000	(294,946)
34	5 Year Euro-Bobl	Sep. 2016	5,078,380	5,081,089	(2,709)
5	10 Year Canadian Government Bonds	Sep. 2016	564,696	568,606	(3,910)
45	10 Year Euro-Bund	Sep. 2016	8,329,854	8,442,562	(112,708)
6	10 Year Japanese Bonds	Sep. 2016	8,933,231	8,973,391	(40,160)
40	20 Year U.S. Treasury Bonds	Sep. 2016	6,657,105	6,977,500	(320,395)
11	30 Year Euro-Buxl	Sep. 2016	2,345,217	2,423,210	(77,993)

					(852,821)

					$4,789,582

Cash of $1,330,000, Foreign Bonds and U.S. Treasury Obligations with a combined market value of $2,132,257 have been segregated with J.P. Morgan Securities LLC to cover requirements for open contracts at July 31, 2016.

Forward foreign currency exchange contracts outstanding at July 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 10/14/16	Bank of America	AUD	1,205	$914,300	$913,796	$(504)
Expiring 10/14/16	Barclays Capital Group	AUD	307	233,000	232,504	(496)
Expiring 10/14/16	Citigroup Global Markets	AUD	172	129,000	130,475	1,475
Expiring 10/14/16	Goldman Sachs & Co.	AUD	1,512	1,142,900	1,146,326	3,426
Expiring 10/14/16	JPMorgan Chase	AUD	5,199	3,964,590	3,941,194	(23,396)
Expiring 10/14/16	JPMorgan Chase	AUD	740	562,750	560,628	(2,122)
Expiring 10/14/16	JPMorgan Chase	AUD	738	562,750	559,190	(3,560)
Expiring 10/14/16	JPMorgan Chase	AUD	597	451,112	452,749	1,637
Expiring 10/14/16	JPMorgan Chase	AUD	473	360,160	358,561	(1,599)
Brazilian Real, Expiring 08/02/16	Bank of America	BRL	4,285	1,293,250	1,321,409	28,159
Expiring 08/02/16	Bank of America	BRL	815	244,999	251,241	6,242
Expiring 08/02/16	Goldman Sachs & Co.	BRL	2,285	691,213	704,878	13,665
Expiring 08/02/16	JPMorgan Chase	BRL	838	249,000	258,538	9,538
Expiring 08/02/16	JPMorgan Chase	BRL	752	229,000	231,832	2,832
Expiring 09/02/16	Goldman Sachs & Co.	BRL	7,481	2,260,377	2,280,561	20,184
Expiring 04/28/17	Credit Suisse First Boston Corp.	BRL	610	171,428	174,010	2,582
Expiring 11/20/17	Citigroup Global Markets	BRL	5,658	1,368,320	1,577,649	209,329
British Pound, Expiring 10/27/16	Barclays Capital Group	GBP	74	97,000	97,881	881
Expiring 10/27/16	Citigroup Global Markets	GBP	103	136,000	137,144	1,144
Expiring 10/27/16	Citigroup Global Markets	GBP	91	119,000	120,000	1,000
Canadian Dollar, Expiring 10/14/16	Bank of America	CAD	1,193	914,300	914,021	(279)
Expiring 10/14/16	Bank of America	CAD	384	297,132	294,217	(2,915)
Expiring 10/14/16	Citigroup Global Markets	CAD	10,274	7,911,538	7,871,428	(40,110)
Expiring 10/14/16	Citigroup Global Markets	CAD	868	670,400	665,248	(5,152)
Expiring 10/14/16	Citigroup Global Markets	CAD	225	173,000	172,616	(384)
Expiring 10/14/16	Goldman Sachs & Co.	CAD	725	562,750	555,502	(7,248)
Expiring 10/14/16	JPMorgan Chase	CAD	871	670,400	667,252	(3,148)
Expiring 10/14/16	JPMorgan Chase	CAD	724	562,750	554,917	(7,833)
Expiring 10/14/16	JPMorgan Chase	CAD	465	360,160	356,125	(4,035)
Expiring 10/14/16	JPMorgan Chase	CAD	390	301,633	298,631	(3,002)
Expiring 10/14/16	JPMorgan Chase	CAD	390	301,635	298,630	(3,005)
Expiring 10/14/16	JPMorgan Chase	CAD	349	270,100	267,300	(2,800)
Chilean Peso, Expiring 08/05/16	Bank of America	CLP	214,028	329,000	326,764	(2,236)
Expiring 08/05/16	Bank of America	CLP	84,042	126,000	128,310	2,310
Expiring 08/05/16	Barclays Capital Group	CLP	62,924	93,000	96,068	3,068
Expiring 08/05/16	Citigroup Global Markets	CLP	183,724	283,000	280,498	(2,502)
Expiring 08/05/16	Citigroup Global Markets	CLP	167,970	254,000	256,447	2,447
Expiring 08/05/16	JPMorgan Chase	CLP	222,354	330,000	339,477	9,477
Expiring 08/05/16	JPMorgan Chase	CLP	96,959	141,000	148,031	7,031
Expiring 08/05/16	UBS AG	CLP	195,414	300,000	298,346	(1,654)
Chinese Renminbi, Expiring 08/15/16	Barclays Capital Group	CNH	12,459	1,880,000	1,871,233	(8,767)
Expiring 08/15/16	Barclays Capital Group	CNH	1,412	213,738	212,035	(1,703)

Expiring 10/27/16	Bank of America	CNH	1,252	188,001	187,659	(342)
Expiring 10/27/16	Citigroup Global Markets	CNH	1,632	243,000	244,608	1,608
Colombian Peso, Expiring 08/05/16	Bank of America	COP	345,837	113,417	112,523	(894)
Expiring 08/05/16	Barclays Capital Group	COP	501,931	166,611	163,310	(3,301)
Expiring 08/05/16	Citigroup Global Markets	COP	1,126,398	364,000	366,489	2,489
Expiring 08/05/16	Citigroup Global Markets	COP	631,535	209,000	205,479	(3,521)
Expiring 08/05/16	Citigroup Global Markets	COP	515,328	176,000	167,669	(8,331)
Expiring 08/05/16	Goldman Sachs & Co.	COP	4,137,375	1,399,180	1,346,153	(53,027)
Expiring 08/05/16	Goldman Sachs & Co.	COP	574,735	187,210	186,998	(212)
Expiring 08/05/16	Goldman Sachs & Co.	COP	486,902	159,483	158,420	(1,063)
Expiring 08/05/16	Goldman Sachs & Co.	COP	450,522	150,500	146,584	(3,916)
Expiring 10/20/16	Citigroup Global Markets	COP	583,460	187,487	186,970	(517)
Danish Krone, Expiring 10/21/16	Bank of America	DKK	19,507	2,901,088	2,942,620	41,532
Euro, Expiring 10/14/16	Bank of America	EUR	6,066	6,696,287	6,804,106	107,819
Expiring 10/27/16	Bank of America	EUR	451	497,161	505,732	8,571
Expiring 10/27/16	Barclays Capital Group	EUR	3,948	4,357,411	4,430,344	72,933
Expiring 10/27/16	Barclays Capital Group	EUR	249	279,999	279,977	(22)
Expiring 10/27/16	BNP Paribas	EUR	988	1,091,600	1,109,106	17,506
Expiring 10/27/16	Citigroup Global Markets	EUR	205	228,000	229,973	1,973
Expiring 10/27/16	Citigroup Global Markets	EUR	151	166,765	169,884	3,119
Expiring 10/28/16	Bank of America	EUR	207	230,580	232,114	1,534
Expiring 12/12/16	Barclays Capital Group	EUR	255	283,629	286,806	3,177
Hungarian Forint, Expiring 10/21/16	Citigroup Global Markets	HUF	64,963	227,000	233,599	6,599
Indian Rupee, Expiring 08/12/16	Barclays Capital Group	INR	13,254	193,993	197,448	3,455
Expiring 08/12/16	Citigroup Global Markets	INR	97,026	1,431,730	1,445,465	13,735
Expiring 08/12/16	Citigroup Global Markets	INR	33,491	493,000	498,938	5,938
Expiring 08/12/16	Citigroup Global Markets	INR	6,084	91,001	90,635	(366)
Expiring 08/12/16	Hong Kong & Shanghai Bank	INR	118,588	1,753,866	1,766,680	12,814
Expiring 08/12/16	JPMorgan Chase	INR	9,328	138,000	138,969	969
Expiring 08/12/16	UBS AG	INR	21,683	317,000	323,023	6,023
Expiring 10/20/16	Citigroup Global Markets	INR	268,041	3,938,890	3,946,188	7,298
Expiring 07/31/17	JPMorgan Chase	INR	96,648	1,360,000	1,361,581	1,581
Indonesia Rupiah, Expiring 08/29/16	Bank of America	IDR	4,481,064	340,000	340,646	646
Expiring 08/29/16	Citigroup Global Markets	IDR	2,181,791	162,821	165,858	3,037
Expiring 08/29/16	JPMorgan Chase	IDR	4,539,866	346,000	345,116	(884)
Expiring 08/29/16	JPMorgan Chase	IDR	4,044,402	305,999	307,451	1,452
Expiring 08/29/16	UBS AG	IDR	22,065,923	1,585,195	1,677,429	92,234

Israeli Shekel, Expiring 10/20/16	Bank of America	ILS	1,647	429,000	432,708	3,708
Japanese Yen, Expiring 08/02/16	JPMorgan Chase	JPY	17,706	145,800	173,530	27,730
Expiring 08/04/16	JPMorgan Chase	JPY	29,060	236,542	284,844	48,302
Expiring 10/27/16	Bank of America	JPY	40,960	401,312	402,789	1,477
Expiring 10/27/16	Bank of America	JPY	39,458	386,598	388,021	1,423
Expiring 10/27/16	Bank of America	JPY	34,816	341,115	342,371	1,256
Expiring 10/27/16	Barclays Capital Group	JPY	37,359	365,731	367,377	1,646
Expiring 10/27/16	Citigroup Global Markets	JPY	11,154	107,000	109,689	2,689
Expiring 10/27/16	Goldman Sachs & Co.	JPY	106,279	1,036,081	1,045,130	9,049
Expiring 10/27/16	Goldman Sachs & Co.	JPY	71,816	689,499	706,227	16,728
Expiring 10/27/16	Goldman Sachs & Co.	JPY	71,694	689,500	705,028	15,528
Expiring 10/27/16	Goldman Sachs & Co.	JPY	69,861	685,750	686,999	1,249
Expiring 10/27/16	Goldman Sachs & Co.	JPY	69,861	685,750	686,999	1,249
Expiring 10/27/16	Goldman Sachs & Co.	JPY	48,282	472,132	474,793	2,661
Expiring 10/27/16	Goldman Sachs & Co.	JPY	42,075	411,444	413,763	2,319
Expiring 10/27/16	Goldman Sachs & Co.	JPY	15,594	147,331	153,350	6,019
Expiring 10/27/16	JPMorgan Chase	JPY	71,361	686,069	701,747	15,678
Expiring 10/27/16	JPMorgan Chase	JPY	71,348	686,069	701,626	15,557
Expiring 10/27/16	JPMorgan Chase	JPY	70,755	679,208	695,797	16,589
Expiring 10/27/16	JPMorgan Chase	JPY	62,963	605,355	619,164	13,809
Expiring 10/27/16	JPMorgan Chase	JPY	52,191	510,309	513,234	2,925
Expiring 10/27/16	JPMorgan Chase	JPY	46,755	457,160	459,781	2,621
Expiring 10/27/16	UBS AG	JPY	7,096,319	67,234,690	69,783,945	2,549,255
Expiring 10/27/16	UBS AG	JPY	56,834	555,449	558,894	3,445
Malaysian Ringgit, Expiring 08/22/16	Credit Suisse First Boston Corp.	MYR	3,076	697,106	754,544	57,438
Expiring 09/26/16	Citigroup Global Markets	MYR	3,111	759,567	761,752	2,185
Expiring 09/26/16	Citigroup Global Markets	MYR	2,671	651,813	653,873	2,060
Expiring 09/26/16	Citigroup Global Markets	MYR	636	155,016	155,601	585
Expiring 09/26/16	JPMorgan Chase	MYR	1,863	461,450	456,187	(5,263)
Expiring 10/07/16	Citigroup Global Markets	MYR	1,502	373,796	367,421	(6,375)
Expiring 10/07/16	Citigroup Global Markets	MYR	1,292	320,000	316,214	(3,786)
Expiring 10/07/16	Goldman Sachs & Co.	MYR	11,617	2,857,380	2,842,382	(14,998)
Mexican Peso, Expiring 08/26/16	JPMorgan Chase	MXN	17,351	929,999	922,815	(7,184)
Expiring 10/14/16	Citigroup Global Markets	MXN	6,461	346,000	341,776	(4,224)
Expiring 10/14/16	Goldman Sachs & Co.	MXN	17,961	971,318	950,154	(21,164)
Expiring 10/21/16	Citigroup Global Markets	MXN	26,711	1,409,933	1,412,016	2,083
Expiring 12/06/16	JPMorgan Chase	MXN	16,156	860,000	849,679	(10,321)
New Taiwanese Dollar, Expiring 09/30/16	Bank of America	TWD	9,461	297,000	296,725	(275)
Expiring 09/30/16	Bank of America	TWD	5,608	175,000	175,876	876
Expiring 09/30/16	Citigroup Global Markets	TWD	41,995	1,304,815	1,317,057	12,242
Expiring 09/30/16	Citigroup Global Markets	TWD	10,245	321,000	321,294	294

Expiring 09/30/16	Citigroup Global Markets	TWD	3,205	101,000	100,519	(481)
Expiring 09/30/16	JPMorgan Chase	TWD	39,243	1,217,201	1,230,721	13,520
Expiring 09/30/16	JPMorgan Chase	TWD	9,263	290,000	290,502	502
Expiring 09/30/16	JPMorgan Chase	TWD	5,888	184,000	184,665	665
Expiring 11/21/16	JPMorgan Chase	TWD	28,985	885,713	910,053	24,340
New Zealand Dollar, Expiring 10/14/16	Bank of America	NZD	643	453,450	462,911	9,461
Expiring 10/14/16	Barclays Capital Group	NZD	196	142,000	140,952	(1,048)
Expiring 10/14/16	Citigroup Global Markets	NZD	572	409,110	411,967	2,857
Expiring 10/14/16	Citigroup Global Markets	NZD	162	114,000	116,872	2,872
Expiring 10/14/16	JPMorgan Chase	NZD	8,684	6,328,221	6,250,392	(77,829)
Expiring 10/14/16	JPMorgan Chase	NZD	695	497,042	499,877	2,835
Expiring 10/14/16	JPMorgan Chase	NZD	687	489,623	494,737	5,114
Expiring 10/14/16	JPMorgan Chase	NZD	519	370,926	373,232	2,306
Expiring 10/14/16	UBS AG	NZD	1,270	914,300	913,895	(405)
Expiring 10/14/16	UBS AG	NZD	695	497,041	499,950	2,909
Expiring 10/14/16	UBS AG	NZD	650	463,658	467,846	4,188
Expiring 10/14/16	UBS AG	NZD	643	453,450	462,839	9,389
Norwegian Krone, Expiring 10/21/16	Citigroup Global Markets	NOK	1,068	125,000	126,573	1,573
Peruvian Nuevo Sol, Expiring 08/05/16	Bank of America	PEN	1,353	412,000	403,758	(8,242)
Expiring 08/05/16	Bank of America	PEN	519	158,000	154,924	(3,076)
Expiring 08/05/16	Citigroup Global Markets	PEN	2,775	823,421	827,951	4,530
Expiring 08/05/16	Citigroup Global Markets	PEN	1,692	509,000	504,739	(4,261)
Expiring 08/05/16	Citigroup Global Markets	PEN	1,296	386,001	386,742	741
Expiring 08/05/16	Citigroup Global Markets	PEN	683	203,000	203,747	747
Expiring 08/05/16	JPMorgan Chase	PEN	314	94,000	93,550	(450)
Expiring 10/20/16	Citigroup Global Markets	PEN	311	91,946	92,096	150
Philippine Peso, Expiring 08/15/16	Bank of America	PHP	29,948	632,621	635,194	2,573
Expiring 08/15/16	Bank of America	PHP	18,442	392,000	391,142	(858)
Expiring 08/15/16	Barclays Capital Group	PHP	65,525	1,395,626	1,389,759	(5,867)
Expiring 08/15/16	BNP Paribas	PHP	4,209	90,125	89,268	(857)
Expiring 08/15/16	Citigroup Global Markets	PHP	45,128	953,064	957,143	4,079
Expiring 08/15/16	Goldman Sachs & Co.	PHP	15,484	327,367	328,421	1,054
Expiring 08/15/16	Goldman Sachs & Co.	PHP	14,535	307,104	308,288	1,184
Expiring 08/15/16	JPMorgan Chase	PHP	105,346	2,220,155	2,234,366	14,211
Expiring 08/15/16	JPMorgan Chase	PHP	20,885	442,000	442,954	954
Expiring 10/20/16	Citigroup Global Markets	PHP	21,876	463,000	462,422	(578)
Expiring 10/20/16	Goldman Sachs & Co.	PHP	27,788	590,226	587,393	(2,833)
Expiring 10/20/16	JPMorgan Chase	PHP	19,615	415,000	414,622	(378)
Polish Zloty, Expiring 10/21/16	Bank of America	PLN	236	60,451	60,575	124
Expiring 10/21/16	Citigroup Global Markets	PLN	237	60,450	60,611	161

Russian Ruble, Expiring 10/07/16	Bank of America	RUB	10,746	167,724	160,015	(7,709)
Expiring 10/07/16	Bank of America	RUB	7,935	123,716	118,158	(5,558)
Expiring 10/07/16	Bank of America	RUB	7,562	117,825	112,602	(5,223)
Expiring 10/07/16	Bank of America	RUB	2,900	45,000	43,186	(1,814)
Expiring 10/07/16	Citigroup Global Markets	RUB	36,117	552,971	537,805	(15,166)
Expiring 10/07/16	Citigroup Global Markets	RUB	3,978	62,035	59,230	(2,805)
Expiring 10/07/16	Credit Suisse First Boston Corp.	RUB	187,560	2,906,354	2,792,867	(113,487)
Singapore Dollar, Expiring 09/30/16	Barclays Capital Group	SGD	154	114,000	114,962	962
Expiring 09/30/16	Citigroup Global Markets	SGD	1,211	898,577	902,509	3,932
Expiring 09/30/16	Citigroup Global Markets	SGD	1,043	772,676	777,745	5,069
Expiring 09/30/16	Citigroup Global Markets	SGD	1,029	765,743	767,306	1,563
Expiring 09/30/16	Citigroup Global Markets	SGD	1,028	765,743	766,753	1,010
Expiring 09/30/16	JPMorgan Chase	SGD	1,013	754,314	755,540	1,226
Expiring 01/11/17	Citigroup Global Markets	SGD	1,286	888,889	957,636	68,747
South African Rand, Expiring 08/25/16	Credit Suisse First Boston Corp.	ZAR	14,314	945,455	1,025,934	80,479
Expiring 08/25/16	JPMorgan Chase	ZAR	6,793	448,898	486,861	37,963
Expiring 10/13/16	Citigroup Global Markets	ZAR	12,247	832,813	869,224	36,411
Expiring 10/13/16	Citigroup Global Markets	ZAR	10,150	697,813	720,396	22,583
Expiring 10/13/16	Citigroup Global Markets	ZAR	10,055	692,744	713,680	20,936
Expiring 10/13/16	Citigroup Global Markets	ZAR	7,256	492,500	514,980	22,480
Expiring 10/13/16	Citigroup Global Markets	ZAR	5,046	346,373	358,172	11,799
Expiring 10/13/16	Citigroup Global Markets	ZAR	3,480	238,000	246,986	8,986
Expiring 10/13/16	Goldman Sachs & Co.	ZAR	20,398	1,388,022	1,447,739	59,717
Expiring 10/13/16	Goldman Sachs & Co.	ZAR	5,044	346,372	358,020	11,648
Expiring 11/10/16	Credit Suisse First Boston Corp.	ZAR	6,805	380,000	480,388	100,388
Expiring 11/10/16	Credit Suisse First Boston Corp.	ZAR	2,978	200,000	210,234	10,234
South Korean Won, Expiring 09/30/16	Citigroup Global Markets	KRW	4,785,269	4,186,587	4,270,843	84,256
Expiring 09/30/16	Citigroup Global Markets	KRW	967,457	855,400	863,454	8,054
Expiring 09/30/16	Citigroup Global Markets	KRW	192,385	169,000	171,703	2,703
Expiring 09/30/16	JPMorgan Chase	KRW	152,606	134,000	136,200	2,200
Expiring 11/21/16	JPMorgan Chase	KRW	808,956	694,800	721,968	27,168
Expiring 11/21/16	JPMorgan Chase	KRW	228,761	192,317	204,162	11,845

Swedish Krona, Expiring 10/21/16	Citigroup Global Markets	SEK	9,733	1,142,900	1,142,222	(678)
Expiring 10/21/16	Citigroup Global Markets	SEK	5,846	685,700	686,088	388
Expiring 10/21/16	Citigroup Global Markets	SEK	1,243	145,000	145,859	859
Expiring 10/21/16	Goldman Sachs & Co.	SEK	6,510	765,742	763,916	(1,826)
Expiring 10/21/16	Goldman Sachs & Co.	SEK	6,414	754,314	752,741	(1,573)
Expiring 10/21/16	UBS AG	SEK	6,515	765,744	764,550	(1,194)
Swiss Franc, Expiring 10/27/16	Citigroup Global Markets	CHF	662	685,740	686,969	1,229
Expiring 10/27/16	Citigroup Global Markets	CHF	426	441,069	441,860	791
Expiring 10/27/16	Citigroup Global Markets	CHF	426	441,068	441,694	626
Expiring 10/27/16	Citigroup Global Markets	CHF	424	438,874	439,497	623
Expiring 10/27/16	Citigroup Global Markets	CHF	420	434,485	435,102	617
Expiring 10/27/16	Citigroup Global Markets	CHF	269	274,000	279,077	5,077
Expiring 10/27/16	JPMorgan Chase	CHF	530	548,592	549,733	1,141
Expiring 10/27/16	JPMorgan Chase	CHF	424	438,872	439,667	795
Thai Baht, Expiring 10/21/16	Bank of America	THB	16,123	463,000	462,252	(748)
Expiring 10/21/16	Citigroup Global Markets	THB	78,887	2,265,905	2,261,726	(4,179)
Expiring 10/21/16	Citigroup Global Markets	THB	21,393	613,650	613,345	(305)
Expiring 10/21/16	Citigroup Global Markets	THB	16,338	467,000	468,425	1,425
Expiring 10/21/16	Goldman Sachs & Co.	THB	22,278	640,000	638,728	(1,272)
Turkish Lira, Expiring 08/19/16	Barclays Capital Group	TRY	720	245,000	239,935	(5,065)
Expiring 08/19/16	Barclays Capital Group	TRY	594	198,000	197,886	(114)
Expiring 08/19/16	Barclays Capital Group	TRY	344	116,001	114,550	(1,451)
Expiring 08/19/16	BNP Paribas	TRY	417	134,446	139,025	4,579
Expiring 08/19/16	Deutsche Bank AG	TRY	1,623	540,700	540,932	232
Expiring 09/06/16	Credit Suisse First Boston Corp.	TRY	3,669	1,193,237	1,217,113	23,876
Expiring 11/09/16	Credit Suisse First Boston Corp.	TRY	477	150,000	155,975	5,975
Expiring 11/09/16	Credit Suisse First Boston Corp.	TRY	165	50,000	54,052	4,052

				$218,800,668	$222,637,729	3,837,061

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 10/14/16	Citigroup Global Markets	AUD	485	$361,687	$367,618	$(5,931)

Expiring 10/14/16	Citigroup Global Markets	AUD	482	359,888	365,700	(5,812)
Expiring 10/14/16	Citigroup Global Markets	AUD	482	359,888	365,193	(5,305)
Expiring 10/14/16	Citigroup Global Markets	AUD	478	356,289	362,083	(5,794)
Expiring 10/14/16	Citigroup Global Markets	AUD	346	258,000	262,025	(4,025)
Expiring 10/14/16	JPMorgan Chase	AUD	660	489,810	500,015	(10,205)
Expiring 10/14/16	JPMorgan Chase	AUD	659	489,811	499,378	(9,567)
Expiring 10/14/16	JPMorgan Chase	AUD	602	449,860	456,616	(6,756)
Expiring 10/14/16	JPMorgan Chase	AUD	564	419,837	427,871	(8,034)
Expiring 10/14/16	JPMorgan Chase	AUD	485	361,688	367,664	(5,976)
Expiring 10/14/16	JPMorgan Chase	AUD	327	243,780	248,066	(4,286)
Expiring 10/14/16	JPMorgan Chase	AUD	327	243,779	248,002	(4,223)
Expiring 10/14/16	JPMorgan Chase	AUD	322	240,141	244,419	(4,278)
Brazilian Real, Expiring 08/02/16	Barclays Capital Group	BRL	1,493	448,164	460,535	(12,371)
Expiring 08/02/16	Goldman Sachs & Co.	BRL	7,481	2,283,698	2,307,363	(23,665)
Expiring 11/20/17	Morgan Stanley	BRL	5,658	1,200,001	1,577,649	(377,648)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	3,334	857,143	929,716	(72,573)
British Pound, Expiring 10/27/16	JPMorgan Chase	GBP	2,361	3,107,754	3,129,898	(22,144)
Expiring 10/27/16	JPMorgan Chase	GBP	595	784,113	789,270	(5,157)
Canadian Dollar, Expiring 10/14/16	Barclays Capital Group	CAD	193	149,000	148,210	790
Expiring 10/14/16	Barclays Capital Group	CAD	165	125,000	126,556	(1,556)
Expiring 10/14/16	Citigroup Global Markets	CAD	271	206,000	207,825	(1,825)
Expiring 10/14/16	Citigroup Global Markets	CAD	235	178,000	180,366	(2,366)
Expiring 10/14/16	JPMorgan Chase	CAD	1,842	1,394,865	1,411,073	(16,208)
Expiring 10/14/16	JPMorgan Chase	CAD	1,685	1,292,192	1,291,155	1,037
Expiring 10/14/16	JPMorgan Chase	CAD	901	682,200	690,165	(7,965)
Expiring 10/14/16	JPMorgan Chase	CAD	597	452,220	457,416	(5,196)
Expiring 10/14/16	JPMorgan Chase	CAD	503	379,756	385,057	(5,301)
Expiring 10/14/16	JPMorgan Chase	CAD	502	379,756	384,816	(5,060)
Expiring 10/14/16	JPMorgan Chase	CAD	495	374,088	379,326	(5,238)
Expiring 10/14/16	JPMorgan Chase	CAD	481	363,585	368,246	(4,661)
Expiring 10/14/16	JPMorgan Chase	CAD	480	363,585	368,008	(4,423)
Expiring 10/14/16	JPMorgan Chase	CAD	478	361,776	366,564	(4,788)
Expiring 10/14/16	JPMorgan Chase	CAD	478	361,776	366,492	(4,716)
Expiring 10/14/16	JPMorgan Chase	CAD	474	358,158	362,947	(4,789)
Chilean Peso, Expiring 08/05/16	Bank of America	CLP	952,652	1,447,251	1,454,452	(7,201)
Expiring 08/05/16	Citigroup Global Markets	CLP	89,896	129,000	137,248	(8,248)
Expiring 08/05/16	Goldman Sachs & Co.	CLP	89,655	130,759	136,880	(6,121)
Expiring 08/05/16	UBS AG	CLP	60,796	90,000	92,820	(2,820)
Chinese Renminbi, Expiring 08/15/16	Barclays Capital Group	CNH	13,871	2,100,000	2,083,268	16,732
Expiring 10/27/16	Hong Kong & Shanghai Bank	CNH	20,779	3,092,997	3,114,334	(21,337)

Colombian Peso, Expiring 08/05/16	Citigroup Global Markets	COP	2,802,181	913,879	911,729	2,150
Expiring 08/05/16	Citigroup Global Markets	COP	2,418,564	787,350	786,914	436
Expiring 08/05/16	Citigroup Global Markets	COP	451,329	146,857	146,846	11
Expiring 08/05/16	Citigroup Global Markets	COP	230,649	75,000	75,045	(45)
Expiring 08/05/16	JPMorgan Chase	COP	689,540	230,000	224,351	5,649
Expiring 08/05/16	UBS AG	COP	4,094,145	1,319,096	1,332,087	(12,991)
Czech Koruna, Expiring 10/21/16	Citigroup Global Markets	CZK	6,484	265,281	268,945	(3,664)
Euro, Expiring 10/07/16	Citigroup Global Markets	EUR	337	373,796	378,384	(4,588)
Expiring 10/14/16	JPMorgan Chase	EUR	5,940	6,609,451	6,662,482	(53,031)
Expiring 10/27/16	Barclays Capital Group	EUR	611	685,746	685,739	7
Expiring 10/27/16	Citigroup Global Markets	EUR	128	141,000	143,637	(2,637)
Hungarian Forint, Expiring 10/21/16	Citigroup Global Markets	HUF	1,057,972	3,696,062	3,804,357	(108,295)
Indian Rupee, Expiring 08/12/16	Bank of America	INR	67,196	982,395	1,001,062	(18,667)
Expiring 08/12/16	Bank of America	INR	38,354	560,000	571,392	(11,392)
Expiring 08/12/16	Bank of America	INR	7,250	108,000	108,004	(4)
Expiring 08/12/16	Bank of America	INR	3,020	45,000	44,997	3
Expiring 08/12/16	Citigroup Global Markets	INR	37,101	547,543	552,726	(5,183)
Expiring 08/12/16	JPMorgan Chase	INR	37,691	560,000	561,505	(1,505)
Expiring 08/12/16	JPMorgan Chase	INR	20,050	296,000	298,704	(2,704)
Expiring 08/12/16	JPMorgan Chase	INR	13,266	195,000	197,630	(2,630)
Indonesia Rupiah, Expiring 08/29/16	Bank of America	IDR	12,526,800	949,000	952,275	(3,275)
Expiring 08/29/16	Bank of America	IDR	2,573,844	195,000	195,661	(661)
Expiring 08/29/16	Citigroup Global Markets	IDR	7,241,826	541,000	550,516	(9,516)
Expiring 08/29/16	Citigroup Global Markets	IDR	2,859,840	216,000	217,402	(1,402)
Expiring 08/29/16	JPMorgan Chase	IDR	11,087,860	812,000	842,888	(30,888)
Expiring 08/29/16	JPMorgan Chase	IDR	6,567,040	496,000	499,220	(3,220)
Expiring 08/29/16	JPMorgan Chase	IDR	5,906,492	437,000	449,006	(12,006)
Expiring 08/29/16	JPMorgan Chase	IDR	4,265,460	324,000	324,256	(256)
Israeli Shekel, Expiring 10/20/16	Bank of America	ILS	5,711	1,485,322	1,500,405	(15,083)
Japanese Yen, Expiring 10/27/16	Citigroup Global Markets	JPY	15,460	148,000	152,036	(4,036)
Malaysian Ringgit, Expiring 08/22/16	Credit Suisse First Boston Corp.	MYR	4,861	1,142,857	1,192,443	(49,586)
Expiring 10/07/16	JPMorgan Chase	MYR	1,593	401,000	389,829	11,171
Expiring 10/07/16	UBS AG	MYR	1,516	374,000	370,985	3,015
Expiring 01/11/17	Credit Suisse First Boston Corp.	MYR	2,319	522,222	564,959	(42,737)

Mexican Peso, Expiring 08/26/16	JPMorgan Chase	MXN	7,988	434,558	424,811	9,747
Expiring 08/26/16	JPMorgan Chase	MXN	4,768	270,000	253,569	16,431
Expiring 08/26/16	JPMorgan Chase	MXN	4,596	260,000	244,435	15,565
Expiring 10/21/16	Barclays Capital Group	MXN	8,338	438,000	440,759	(2,759)
Expiring 10/21/16	Goldman Sachs & Co.	MXN	2,794	149,301	147,705	1,596
Expiring 12/06/16	JPMorgan Chase	MXN	8,196	442,664	431,053	11,611
Expiring 12/06/16	JPMorgan Chase	MXN	7,960	466,667	418,626	48,041
New Taiwanese Dollar, Expiring 09/30/16	Bank of America	TWD	3,697	116,000	115,943	57
Expiring 09/30/16	Citigroup Global Markets	TWD	14,543	454,000	456,089	(2,089)
Expiring 09/30/16	JPMorgan Chase	TWD	5,453	171,000	171,006	(6)
Expiring 09/30/16	UBS AG	TWD	61,062	1,899,300	1,915,035	(15,735)
Expiring 09/30/16	UBS AG	TWD	7,511	233,000	235,566	(2,566)
Expiring 11/21/16	JPMorgan Chase	TWD	14,998	471,400	470,886	514
Expiring 12/15/16	Barclays Capital Group	TWD	49,335	1,464,817	1,549,844	(85,027)
Expiring 12/15/16	Citigroup Global Markets	TWD	110,274	3,277,089	3,464,223	(187,134)
New Zealand Dollar, Expiring 10/14/16	Bank of America	NZD	1,111	785,500	799,663	(14,163)
Expiring 10/14/16	Bank of America	NZD	1,111	785,500	799,650	(14,150)
Expiring 10/14/16	Bank of America	NZD	674	468,224	485,013	(16,789)
Expiring 10/14/16	Bank of America	NZD	527	378,169	379,505	(1,336)
Expiring 10/14/16	Bank of America	NZD	517	361,699	372,296	(10,597)
Expiring 10/14/16	Bank of America	NZD	502	360,160	361,287	(1,127)
Expiring 10/14/16	BNP Paribas	NZD	1,820	1,274,417	1,310,251	(35,834)
Expiring 10/14/16	Citigroup Global Markets	NZD	675	468,225	485,472	(17,247)
Expiring 10/14/16	Citigroup Global Markets	NZD	509	356,301	366,354	(10,053)
Expiring 10/14/16	Citigroup Global Markets	NZD	503	360,160	362,069	(1,909)
Expiring 10/14/16	Citigroup Global Markets	NZD	242	171,000	173,978	(2,978)
Expiring 10/14/16	Citigroup Global Markets	NZD	218	153,000	157,170	(4,170)
Expiring 10/14/16	Citigroup Global Markets	NZD	203	141,000	146,004	(5,004)
Expiring 10/14/16	Goldman Sachs & Co.	NZD	3,748	2,606,004	2,697,472	(91,468)
Expiring 10/14/16	Goldman Sachs & Co.	NZD	664	461,236	478,209	(16,973)
Expiring 10/14/16	Goldman Sachs & Co.	NZD	629	450,200	452,796	(2,596)
Expiring 10/14/16	Goldman Sachs & Co.	NZD	527	378,167	379,499	(1,332)
Expiring 10/14/16	JPMorgan Chase	NZD	638	451,110	459,360	(8,250)
Expiring 10/14/16	JPMorgan Chase	NZD	636	452,450	457,832	(5,382)
Expiring 10/14/16	JPMorgan Chase	NZD	636	452,452	457,661	(5,209)
Expiring 10/14/16	JPMorgan Chase	NZD	633	450,200	455,894	(5,694)
Expiring 10/14/16	JPMorgan Chase	NZD	631	450,200	454,282	(4,082)
Expiring 10/14/16	JPMorgan Chase	NZD	629	444,378	452,952	(8,574)
Expiring 10/14/16	JPMorgan Chase	NZD	626	445,698	450,780	(5,082)
Expiring 10/14/16	JPMorgan Chase	NZD	516	361,700	371,738	(10,038)
Expiring 10/14/16	JPMorgan Chase	NZD	515	359,900	370,457	(10,557)
Expiring 10/14/16	JPMorgan Chase	NZD	514	359,900	370,157	(10,257)
Expiring 10/14/16	JPMorgan Chase	NZD	452	324,144	325,219	(1,075)
Norwegian Krone, Expiring 10/21/16	Citigroup Global Markets	NOK	2,928	341,100	347,123	(6,023)

Expiring 10/21/16	Citigroup Global Markets	NOK	2,928	341,100	347,053	(5,953)
Peruvian Nuevo Sol, Expiring 08/05/16	Bank of America	PEN	2,253	680,000	671,975	8,025
Expiring 08/05/16	Bank of America	PEN	1,721	515,000	513,454	1,546
Expiring 08/05/16	Citigroup Global Markets	PEN	2,242	683,000	668,827	14,173
Expiring 08/05/16	JPMorgan Chase	PEN	424	127,000	126,505	495
Expiring 08/05/16	JPMorgan Chase	PEN	368	110,001	109,736	265
Expiring 08/05/16	JPMorgan Chase	PEN	251	75,000	75,010	(10)
Expiring 09/08/16	Credit Suisse First Boston Corp.	PEN	2,643	745,656	785,465	(39,809)
Philippine Peso, Expiring 08/08/16	JPMorgan Chase	PHP	16,217	347,400	344,080	3,320
Expiring 08/15/16	JPMorgan Chase	PHP	4,262	91,000	90,392	608
Expiring 10/20/16	JPMorgan Chase	PHP	27,040	571,000	571,579	(579)
Expiring 10/20/16	JPMorgan Chase	PHP	22,109	467,000	467,355	(355)
Expiring 10/20/16	UBS AG	PHP	15,494	327,000	327,525	(525)
Polish Zloty, Expiring 12/12/16	Barclays Capital Group	PLN	1,586	400,000	406,001	(6,001)
Russian Ruble, Expiring 10/07/16	Bank of America	RUB	6,381	94,000	95,019	(1,019)
Expiring 10/07/16	JPMorgan Chase	RUB	15,581	231,000	232,015	(1,015)
Singapore Dollar, Expiring 09/30/16	Citigroup Global Markets	SGD	640	472,360	476,848	(4,488)
Expiring 09/30/16	Citigroup Global Markets	SGD	639	472,360	476,750	(4,390)
Expiring 09/30/16	Citigroup Global Markets	SGD	548	404,880	408,884	(4,004)
Expiring 09/30/16	Citigroup Global Markets	SGD	306	224,850	227,948	(3,098)
Expiring 09/30/16	Hong Kong & Shanghai Bank	SGD	709	520,000	528,712	(8,712)
Expiring 09/30/16	JPMorgan Chase	SGD	306	224,850	227,847	(2,997)
Expiring 01/11/17	Citigroup Global Markets	SGD	1,286	930,044	957,636	(27,592)
South African Rand, Expiring 08/25/16	Credit Suisse First Boston Corp.	ZAR	21,107	1,527,999	1,512,794	15,205
Expiring 10/13/16	Citigroup Global Markets	ZAR	3,714	257,000	263,626	(6,626)
Expiring 10/13/16	Toronto Dominion	ZAR	15,234	1,046,804	1,081,268	(34,464)
Expiring 11/10/17	Credit Suisse First Boston Corp.	ZAR	14,269	740,000	958,014	(218,014)
Expiring 11/10/17	Credit Suisse First Boston Corp.	ZAR	7,157	450,000	480,545	(30,545)
South Korean Won, Expiring 09/30/16	JPMorgan Chase	KRW	411,753	365,000	367,489	(2,489)
Expiring 11/21/16	JPMorgan Chase	KRW	806,810	685,713	720,053	(34,340)
Expiring 11/21/16	JPMorgan Chase	KRW	230,907	190,000	206,077	(16,077)
Expiring 07/31/18	Bank of America	KRW	666,678	585,576	595,062	(9,486)
Swedish Krona, Expiring 10/21/16	Barclays Capital Group	SEK	1,253	145,000	147,056	(2,056)
Expiring 10/21/16	Citigroup Global Markets	SEK	2,893	337,400	339,490	(2,090)

Expiring 10/21/16	Citigroup Global Markets	SEK	1,628	189,000	191,101	(2,101)
Expiring 10/21/16	Citigroup Global Markets	SEK	1,352	158,000	158,709	(709)
Expiring 10/21/16	Citigroup Global Markets	SEK	1,154	134,000	135,457	(1,457)
Expiring 10/21/16	Citigroup Global Markets	SEK	1,059	123,000	124,268	(1,268)
Expiring 10/21/16	Goldman Sachs & Co.	SEK	4,218	489,811	494,999	(5,188)
Expiring 10/21/16	Goldman Sachs & Co.	SEK	2,894	337,400	339,609	(2,209)
Expiring 10/21/16	JPMorgan Chase	SEK	6,707	782,091	787,134	(5,043)
Expiring 10/21/16	UBS AG	SEK	4,228	489,810	496,220	(6,410)
Expiring 10/21/16	UBS AG	SEK	3,613	419,837	424,024	(4,187)
Swiss Franc, Expiring 10/27/16	Barclays Capital Group	CHF	295	307,000	306,252	748
Expiring 10/27/16	Citigroup Global Markets	CHF	1,813	1,848,092	1,879,938	(31,846)
Expiring 10/27/16	Citigroup Global Markets	CHF	505	512,675	524,048	(11,373)
Expiring 10/27/16	Citigroup Global Markets	CHF	503	510,125	521,208	(11,083)
Expiring 10/27/16	JPMorgan Chase	CHF	2,799	2,853,349	2,902,553	(49,204)
Expiring 10/27/16	JPMorgan Chase	CHF	505	512,675	523,800	(11,125)
Expiring 10/27/16	JPMorgan Chase	CHF	498	505,024	516,349	(11,325)
Thai Baht, Expiring 10/21/16	Barclays Capital Group	THB	22,707	647,559	651,006	(3,447)
Turkish Lira, Expiring 08/02/16	JPMorgan Chase	TRY	471	145,800	157,520	(11,720)
Expiring 08/04/16	Citigroup Global Markets	TRY	533	174,981	178,310	(3,329)
Expiring 08/19/16	Barclays Capital Group	TRY	354	119,000	117,864	1,136
Expiring 08/19/16	Citigroup Global Markets	TRY	6,527	2,133,273	2,174,972	(41,699)
Expiring 08/19/16	Citigroup Global Markets	TRY	1,087	360,900	362,301	(1,401)
Expiring 08/19/16	Citigroup Global Markets	TRY	921	307,999	307,050	949
Expiring 08/19/16	Citigroup Global Markets	TRY	916	306,123	305,154	969
Expiring 08/19/16	Citigroup Global Markets	TRY	494	165,176	164,681	495
Expiring 08/19/16	Citigroup Global Markets	TRY	362	118,870	120,535	(1,665)
Expiring 08/19/16	Citigroup Global Markets	TRY	362	118,871	120,535	(1,664)
Expiring 08/19/16	Citigroup Global Markets	TRY	282	92,000	93,962	(1,962)
Expiring 08/19/16	Goldman Sachs & Co.	TRY	3,114	1,052,200	1,037,499	14,701
Expiring 08/19/16	Goldman Sachs & Co.	TRY	471	156,720	156,802	(82)
Expiring 09/06/16	Credit Suisse First Boston Corp.	TRY	4,336	1,313,000	1,438,591	(125,591)
Expiring 10/28/16	Citigroup Global Markets	TRY	665	223,873	218,177	5,696
Expiring 03/06/17	Credit Suisse First Boston Corp.	TRY	3,245	1,007,272	1,033,647	(26,375)

Expiring 11/09/17	Credit Suisse First Boston Corp.	TRY	1,532	420,000	472,917	(52,917)
Expiring 11/09/17	Credit Suisse First Boston Corp.	TRY	1,475	425,000	455,196	(30,196)

				$114,553,641	$117,000,893	(2,447,252)

						$1,389,809

Cross currency exchange contracts outstanding at July 31, 2016:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
08/04/16	Buy	TRY	2,991	JPY	105,902	$(37,904)	UBS AG
09/06/16	Buy	EUR	1,339	ZAR	21,810	(59,850)	JPMorgan Chase
09/06/16	Buy	ZAR	13,313	EUR	720	145,652	JPMorgan Chase
09/28/16	Buy	JPY	36,458	TRY	1,046	12,916	UBS AG
09/28/16	Buy	TRY	436	JPY	16,503	(18,271)	UBS AG
09/29/16	Buy	JPY	55,395	TRY	1,561	29,306	JPMorgan Chase
09/29/16	Buy	TRY	2,267	JPY	85,793	(95,004)	UBS AG
10/14/16	Buy	CAD	600	GBP	346	1,883	JPMorgan Chase
10/21/16	Buy	CHF	438	NOK	3,847	(1,588)	JPMorgan Chase
10/21/16	Buy	CHF	443	NOK	3,882	(1,205)	Goldman Sachs & Co.
10/21/16	Buy	CHF	445	NOK	3,927	(4,231)	Goldman Sachs & Co.
10/21/16	Buy	EUR	618	SEK	5,906	170	Bank of America
10/21/16	Buy	EUR	609	SEK	5,823	(513)	Bank of America
10/21/16	Buy	EUR	368	NOK	3,501	(2,360)	Citigroup Global Markets
10/21/16	Buy	EUR	373	NOK	3,551	(2,052)	Citigroup Global Markets
10/21/16	Buy	EUR	307	NOK	2,926	(1,883)	Goldman Sachs & Co.
10/21/16	Buy	EUR	373	NOK	3,553	(2,255)	Goldman Sachs & Co.
10/21/16	Buy	NOK	5,800	EUR	614	(1,264)	Citigroup Global Markets
10/21/16	Buy	NOK	5,794	EUR	614	(1,973)	Goldman Sachs & Co.
10/27/16	Buy	CHF	555	GBP	432	2,886	Bank of America
10/27/16	Buy	CHF	555	GBP	432	2,703	Bank of America
10/27/16	Buy	CHF	444	GBP	347	568	Citigroup Global Markets
10/27/16	Buy	EUR	248	GBP	208	2,807	JPMorgan Chase
10/27/16	Buy	EUR	289	CHF	315	(2,161)	Citigroup Global Markets
10/27/16	Buy	EUR	546	GBP	459	5,100	JPMorgan Chase
10/27/16	Buy	EUR	554	CHF	605	(5,538)	Citigroup Global Markets
10/27/16	Buy	EUR	554	GBP	466	4,841	JPMorgan Chase
10/27/16	Buy	EUR	546	CHF	596	(5,316)	Bank of America
10/27/16	Buy	EUR	554	GBP	465	5,356	JPMorgan Chase
10/27/16	Buy	EUR	554	CHF	605	(5,371)	Citigroup Global Markets
12/12/16	Buy	EUR	675	PLN	2,980	(3,518)	Citigroup Global Markets
01/27/17	Buy	JPY	217,964	AUD	2,913	(49,006)	Citigroup Global Markets
04/28/17	Buy	TRY	510	EUR	148	(6,631)	Credit Suisse First Boston Corp.
06/20/17	Buy	AUD	1,495	JPY	110,735	25,080	Citigroup Global Markets
06/29/18	Buy	EUR	886	TRY	3,420	(48,328)	Credit Suisse First Boston Corp.

						$(116,954)

Credit default swap agreements outstanding at July 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at July 31, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%	$1,050	$(79,160)	$(87,823)	$(8,663)
Barrick Gold Corp.	06/20/21	1.000%	1,000	(25,999)	(10,071)	15,928
CIT Group, Inc.	06/20/18	5.000%	1,000	63,918	72,861	8,943
Devon Energy Corp.	06/20/20	1.000%	800	(66,023)	(40,956)	25,067
Ford Motor Co.	06/20/21	5.000%	2,000	347,911	334,172	(13,739)
Viacom, Inc.	06/20/20	1.000%	1,500	42	10,071	10,029

				$240,689	$278,254	$37,565

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2016(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC packaged credit default swaps on credit indices—Buy Protection(1)*:
CDX.EM.25.V1	06/20/21	1.000%	$20,000	N/A	$1,439,832	$(31,111)	$1,470,943	Deutsche Bank AG

OTC packaged credit default swaps on sovereign issues—Sell Protection(2)*:
Federation of Malaysia	06/20/21	1.000%	600	1.265%	$(6,715)	$(267)	$(6,448)	Deutsche Bank AG
Federation of Russia	06/20/21	1.000%	2,600	2.367%	(159,646)	(1,155)	(158,491)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	800	1.109%	(3,141)	(355)	(2,786)	Deutsche Bank AG
Republic of Brazil	06/20/21	1.000%	2,200	2.871%	(184,013)	(978)	(183,035)	Deutsche Bank AG
Republic of Chile	06/20/21	1.000%	800	0.858%	6,304	(355)	6,659	Deutsche Bank AG
Republic of Colombia	06/20/21	1.000%	1,400	1.962%	(60,565)	(623)	(59,942)	Deutsche Bank AG
Republic of Indonesia	06/20/21	1.000%	1,400	1.608%	(37,738)	(622)	(37,116)	Deutsche Bank AG
Republic of Panama	06/20/21	1.000%	600	1.503%	(13,375)	(266)	(13,109)	Deutsche Bank AG
Republic of Peru	06/20/21	1.000%	1,000	1.261%	(11,124)	(444)	(10,680)	Deutsche Bank AG
Republic of Philippines	06/20/21	1.000%	800	1.012%	484	(356)	840	Deutsche Bank AG
Republic of South Africa	06/20/21	1.000%	1,600	2.498%	(107,465)	(711)	(106,754)	Deutsche Bank AG
Republic of Turkey	06/20/21	1.000%	2,800	2.715%	(214,188)	(1,244)	(212,944)	Deutsche Bank AG
Republic of Venezuela	06/20/21	1.000%	1,000	42.307%	(634,407)	(445)	(633,962)	Deutsche Bank AG
United Mexican States	06/20/21	1.000%	2,400	1.511%	(54,464)	(1,067)	(53,397)	Deutsche Bank AG

					$(1,480,053)	$(8,888)	$(1,471,165)

*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(i):
Ameriquest Home Equity	08/30/16	1.500%	149	$19	$—	$19	Goldman Sachs & Co.
Bank of America Prime Mortgage	08/30/16	1.500%	219	27	—	27	Goldman Sachs & Co.
BSABS	08/30/16	1.500%	39	5	—	5	Goldman Sachs & Co.
BSABS	08/30/16	1.500%	140	18	—	18	Goldman Sachs & Co.
Chase Mortgage	08/30/16	1.500%	135	17	—	17	Goldman Sachs & Co.
Chase Mortgage	08/30/16	1.500%	49	6	—	6	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	08/22/16	1.500%	126	184	—	184	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust, Inc.	08/30/16	1.500%	46	6	—	6	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust, Inc.	08/30/16	1.500%	44	5	—	5	Goldman Sachs & Co.
COMM Mortgage Trust	08/22/16	1.500%	41	60	—	60	Goldman Sachs & Co.
COMM Mortgage Trust	08/22/16	1.500%	113	164	—	164	Goldman Sachs & Co.
COMM Mortgage Trust	08/22/16	1.500%	171	249	—	249	Goldman Sachs & Co.
COMM Mortgage Trust	08/22/16	1.500%	161	234	—	234	Goldman Sachs & Co.
COMM Mortgage Trust	08/22/16	1.500%	27	39	—	39	Goldman Sachs & Co.
COMM Mortgage Trust	08/22/16	1.500%	35	51	—	51	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/02/16	1.500%	35	53	—	53	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/02/16	1.500%	124	185	—	185	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/02/16	1.500%	418	625	—	625	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	33	48	—	48	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	73	106	—	106	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	95	138	—	138	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	139	203	—	203	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	481	701	—	701	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	41	60	—	60	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	60	87	—	87	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	159	232	—	232	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/22/16	1.500%	83	121	—	121	Goldman Sachs & Co.
Lehman Home Equity	08/30/16	1.500%	124	16	—	16	Goldman Sachs & Co.
LNR CDO Ltd.	08/11/16	1.500%	572	802	(72)	874	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/22/16	1.500%	36	53	—	53	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/22/16	1.500%	31	46	—	46	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/22/16	1.500%	23	34	—	34	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/22/16	1.500%	168	244	—	244	Goldman Sachs & Co.
Morgan Stanley Home Equity	08/30/16	1.500%	84	10	—	10	Goldman Sachs & Co.

WF-RBS Commercial Mortgage Trust	08/22/16	1.500%	177	259	—	259	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	08/22/16	1.500%	23	34	—	34	Goldman Sachs & Co.
WMC Home Equity	08/30/16	1.500%	152	19	—	19	Goldman Sachs & Co.

				$5,160	$(72)	$5,232

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues—Buy Protection(1):
Assured Guaranty Corp.	09/20/20	5.000%	300	2.050%	$(36,483)	$(16,608)	$(19,875)	Credit Suisse First Boston Corp.
Bank of China Ltd.	06/20/21	1.000%	1,900	1.330%	27,035	42,739	(15,704)	Deutsche Bank AG
China Development Bank Corp.	06/20/21	1.000%	1,900	1.163%	12,299	26,990	(14,691)	Deutsche Bank AG

					$2,851	$53,121	$(50,270)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues—Sell Protection(2):
Husky Energy, Inc.	06/20/20	1.000%	1,000	1.984%	$(35,187)	$(41,181)	$5,994	Morgan Stanley
Petroleo Brasileiro SA	06/20/18	1.000%	2,300	3.339%	(96,214)	(102,864)	6,650	Barclays Capital Group
Petroleos Mexicanos	09/20/21	1.000%	2,500	3.211%	(254,587)	(70,059)	(184,528)	Goldman Sachs & Co.

					$(385,988)	$(214,104)	$(171,884)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	2,000	$(23,828)	$(37,086)	$13,258	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	2,000	(23,828)	(122,423)	98,595	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	5,000	(59,570)	(351,451)	291,881	Goldman Sachs & Co.

				$(107,226)	$(510,960)	$403,734

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Buy Protection(1):
Kingdom of Spain	06/20/17	1.000%	700	0.230%	$(5,659)	$(9,413)	$3,754	Deutsche Bank AG
Kingdom of Spain	06/20/19	1.000%	700	0.546%	(9,905)	(2,988)	(6,917)	Deutsche Bank AG
Republic of Ireland	06/20/17	1.000%	700	0.203%	(5,824)	(12,919)	7,095	Deutsche Bank AG
Republic of Ireland	06/20/19	1.000%	700	0.435%	(12,142)	(10,230)	(1,912)	Deutsche Bank AG
Republic of Italy	06/20/17	1.000%	700	0.460%	(4,204)	(5,072)	868	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%	900	0.904%	(3,511)	5,740	(9,251)	Deutsche Bank AG

Republic of Philippines	09/20/17	1.000%	1,000	0.342%	(8,717)	(16,512)	7,795	Goldman Sachs & Co.
Republic of Poland	06/20/17	1.000%	1,000	0.365%	(6,861)	(23,766)	16,905	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/17	1.000%	700	1.165%	216	3,898	(3,682)	Deutsche Bank AG
Republic of Portugal	06/20/19	1.000%	400	1.944%	10,019	12,674	(2,655)	Deutsche Bank AG
Republic of Slovakia	06/20/17	1.000%	1,000	0.122%	(9,052)	(28,054)	19,002	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/19	1.000%	900	0.555%	(12,546)	19,172	(31,718)	JPMorgan Chase

					$(68,186)	$(67,470)	$(716)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Federation of Malaysia	12/20/19	1.000%	2,000	0.989%	$3,076	$16,517	$(13,441)	Barclays Capital Group
Federation of Malaysia	12/20/19	1.000%	2,000	0.989%	3,076	16,034	(12,958)	Hong Kong & Shanghai Bank
Federation of Russia	12/20/17	1.000%	1,000	0.937%	2,049	(27,490)	29,539	Bank of America
Kingdom of Belgium	12/20/24	1.000%	3,500	0.676%	93,360	20,901	72,459	Hong Kong & Shanghai Bank
Kingdom of Belgium	03/20/20	1.000%	3,000	0.283%	81,064	(14,501)	95,565	JPMorgan Chase
Kingdom of Denmark	06/20/26	0.250%	1,000	0.459%	(18,985)	(16,628)	(2,357)	Goldman Sachs & Co.
Kingdom of Spain	09/20/20	1.000%	2,500	0.787%	24,403	916	23,487	Barclays Capital Group
Kingdom of Spain	06/20/21	1.000%	700	0.776%	8,234	(7,647)	15,881	Deutsche Bank AG
Kingdom of Spain	06/20/24	1.000%	700	1.097%	(4,096)	(25,397)	21,301	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%	1,500	0.814%	15,574	18,280	(2,706)	Hong Kong & Shanghai Bank
Kingdom of Sweden	06/20/26	0.250%	1,000	0.428%	(16,157)	(15,719)	(438)	Goldman Sachs & Co.
People’s Republic of China	12/20/19	1.000%	2,000	0.781%	16,922	20,407	(3,485)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	4,000	1.109%	(15,706)	(45,657)	29,951	Deutsche Bank AG
People’s Republic of China	03/20/22	1.000%	1,000	1.238%	(11,536)	(17,210)	5,674	Deutsche Bank AG
People’s Republic of China	03/20/22	1.000%	2,000	1.238%	(23,073)	(21,992)	(1,081)	Goldman Sachs & Co.
People’s Republic of China	06/20/19	1.000%	650	0.651%	7,227	603	6,624	Hong Kong & Shanghai Bank
People’s Republic of China	12/20/19	1.000%	1,000	0.781%	8,461	10,204	(1,743)	Hong Kong & Shanghai Bank
Republic of Brazil	09/20/17	1.000%	1,000	0.909%	2,208	(22,698)	24,906	Barclays Capital Group
Republic of Brazil	09/20/18	1.000%	1,000	1.337%	(5,966)	(44,239)	38,273	Barclays Capital Group
Republic of Brazil	03/20/18	1.000%	1,500	1.082%	(260)	(17,515)	17,255	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%	2,500	0.945%	10,006	2,887	7,119	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%	2,000	2.099%	(108,379)	(41,036)	(67,343)	Hong Kong & Shanghai Bank
Republic of France	06/20/17	0.250%	2,500	0.063%	4,921	(194,311)	199,232	Barclays Capital Group
Republic of France	12/20/16	0.250%	4,500	0.063%	4,661	(353,862)	358,523	Citigroup Global Markets

Republic of France	12/20/25	0.250%	3,730	0.65%	(128,926)	(148,525)	19,599	Citigroup Global Markets
Republic of France	03/20/19	0.250%	1,200	0.148%	3,557	(14,962)	18,519	Deutsche Bank AG
Republic of France	12/20/19	0.250%	7,000	0.198%	14,242	(107,630)	121,872	Hong Kong & Shanghai Bank
Republic of France	03/20/20	0.250%	3,000	0.214%	4,746	(188,678)	193,424	JPMorgan Chase
Republic of France	12/20/25	0.250%	5,000	0.650%	(172,824)	(161,047)	(11,777)	JPMorgan Chase
Republic of France	12/20/16	1.000%	1,000	0.063%	4,901	(31,892)	36,793	UBS AG
Republic of Indonesia	09/20/18	1.000%	2,200	0.778%	12,953	(122,244)	135,197	Deutsche Bank AG
Republic of Indonesia	12/20/18	1.000%	1,200	0.855%	4,111	(70,888)	74,999	Goldman Sachs & Co.
Republic of Ireland	06/20/21	1.000%	700	0.650%	12,435	3,082	9,353	Deutsche Bank AG
Republic of Ireland	06/20/24	1.000%	700	0.930%	4,408	(8,906)	13,314	Deutsche Bank AG
Republic of Ireland	06/20/23	1.000%	4,080	0.926%	24,336	48,193	(23,857)	Goldman Sachs & Co.
Republic of Ireland	06/20/18	1.000%	2,000	0.320%	28,010	(81,677)	109,687	Hong Kong & Shanghai Bank
Republic of Italy	09/20/20	1.000%	1,500	1.232%	(12,067)	(13,249)	1,182	Barclays Capital Group
Republic of Italy	06/20/21	1.000%	700	1.200%	(5,702)	(18,944)	13,242	Deutsche Bank AG
Republic of Italy	06/20/24	1.000%	900	1.592%	(36,590)	(50,860)	14,270	Deutsche Bank AG
Republic of Italy	03/20/22	1.000%	3,000	1.466%	(70,059)	(108,518)	38,459	Goldman Sachs & Co.
Republic of Italy	06/20/20	1.000%	6,000	1.189%	(35,589)	(14,463)	(21,126)	Hong Kong & Shanghai Bank
Republic of Italy	03/20/22	1.000%	3,000	1.466%	(70,059)	(108,435)	38,376	JPMorgan Chase
Republic of Italy	12/20/16	1.000%	2,000	0.360%	7,433	(293,422)	300,855	UBS AG
Republic of Korea	12/20/21	1.000%	2,000	0.554%	49,051	37,686	11,365	Barclays Capital Group
Republic of Latvia	09/20/19	1.000%	3,000	0.361%	63,199	5,686	57,513	Barclays Capital Group
Republic of Latvia	06/20/19	1.000%	700	0.306%	14,783	2,637	12,146	Deutsche Bank AG
Republic of Lithuania	09/20/19	1.000%	3,000	0.365%	62,954	5,603	57,351	Barclays Capital Group
Republic of Lithuania	06/20/19	1.000%	700	0.313%	14,655	2,637	12,018	Deutsche Bank AG
Republic of Panama	12/20/20	1.000%	5,500	1.389%	(84,091)	(206,535)	122,444	JPMorgan Chase
Republic of Peru	03/20/22	1.000%	3,000	1.449%	(68,588)	(105,928)	37,340	Barclays Capital Group
Republic of Philippines	03/20/22	1.000%	1,000	1.173%	(8,060)	(17,211)	9,151	Deutsche Bank AG
Republic of Philippines	09/20/21	1.000%	1,000	1.072%	(2,354)	(15,838)	13,484	Hong Kong & Shanghai Bank
Republic of Philippines	09/20/20	1.000%	1,700	0.864%	11,324	(8,268)	19,592	JPMorgan Chase
Republic of Philipppines	12/20/20	1.000%	750	0.919%	3,465	(42)	3,507	Deutsche Bank AG
Republic of Poland	12/20/21	1.000%	2,000	0.957%	6,787	33,939	(27,152)	Barclays Capital Group
Republic of Poland	06/20/21	1.000%	1,000	0.877%	6,999	17,974	(10,975)	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/21	1.000%	700	2.563%	(47,869)	(44,567)	(3,302)	Deutsche Bank AG
Republic of Portugal	06/20/24	1.000%	400	2.967%	(50,812)	(39,790)	(11,022)	Deutsche Bank AG
Republic of Portugal	09/20/20	1.000%	1,500	2.553%	(87,549)	(53,625)	(33,924)	Goldman Sachs & Co.
Republic of Slovakia	06/20/21	1.000%	1,000	0.425%	28,764	21,924	6,840	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/24	1.000%	900	1.399%	(25,007)	(69,737)	44,730	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/18	1.000%	1,200	1.439%	(12,430)	(64,857)	52,427	Goldman Sachs & Co.
Republic of Turkey	03/20/20	1.000%	2,000	2.231%	(83,354)	(76,304)	(7,050)	JPMorgan Chase

					$(537,733)	$(2,826,834)	$2,289,101

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on credit indices, asset-backed securities and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at July 31, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	1,000	05/02/26	2.650%		6 Month BBSW(2)	$1,381	$40,837	$39,456
CAD	4,500	01/09/20	1.716%		3 Month Canadian Banker’s Acceptance(1)	196	(93,381)	(93,577)
CAD	3,550	03/07/21	0.983%		3 Month Canadian Banker’s Acceptance(2)	922	6,311	5,389
CAD	3,000	08/20/23	3.134%		3 Month Canadian Banker’s Acceptance(1)	29,739	(330,793)	(360,532)
CAD	1,500	04/22/26	1.670%		3 Month Canadian Banker’s Acceptance(2)	141	45,646	45,505
CAD	1,100	06/25/30	2.651%		3 Month Canadian Banker’s Acceptance(2)	5,690	120,784	115,094
CZK	34,000	01/23/22	0.513%		6 Month PRIBOR(2)	1,231	11,765	10,534
DKK	15,000	01/27/20	0.385%		6 Month CIBOR(2)	1,990	27,957	25,967
DKK	13,600	05/04/25	0.825%		6 Month CIBOR(2)	4,815	66,092	61,277
EUR	4,500	09/24/16	(0.045%	)	1 Day EONIA(1)	226	(11,458)	(11,684)
EUR	4,000	03/13/17	0.493%		3 Month EURIBOR(1)	8,653	(22,390)	(31,043)
EUR	2,300	09/01/18	0.174%		6 Month EURIBOR(2)	770	21,166	20,396
EUR	830	07/02/19	0.656%		6 Month EURIBOR(2)	(1,523)	23,911	25,434
EUR	1,000	05/29/20	0.373%		6 Month EURIBOR(2)	1,057	24,852	23,795
EUR	610	07/02/21	0.994%		6 Month EURIBOR(2)	(2,487)	39,192	41,679
EUR	700	08/14/21	0.841%		3 Month EURIBOR(2)	(2,365)	45,806	48,171
EUR	700	09/03/23	2.171%		6 Month EURIBOR(2)	(17,651)	121,612	139,263
EUR	1,600	10/10/23	2.130%		6 Month EURIBOR(2)	(39,180)	275,280	314,460
EUR	5,650	02/15/25	0.672%		1 Day EONIA(1)	(4,838)	(470,647)	(465,809)
EUR	1,410	05/12/25	0.895%		6 Month EURIBOR(2)	3,601	103,740	100,139
EUR	2,000	03/04/29	2.302%		6 Month EURIBOR(2)	235,852	526,191	290,339
EUR	1,000	06/04/29	2.002%		6 Month EURIBOR(2)	(17,356)	222,531	239,887
EUR	1,360	11/11/29	1.453%		6 Month EURIBOR(2)	(1,537)	196,138	197,675
EUR	1,800	01/14/30	1.022%		6 Month EURIBOR(2)	10,245	143,335	133,090
EUR	700	04/07/31	0.819%		6 Month EURIBOR(2)	561	30,318	29,757
EUR	450	05/03/31	1.048%		6 Month EURIBOR(2)	167	36,343	36,176
EUR	2,220	05/09/31	1.587%		6 Month EURIBOR(2)	1,004	101,474	100,470
EUR	1,500	07/04/31	0.672%		6 Month EURIBOR(2)	367	27,063	26,696
EUR	570	08/02/31	0.584%		6 Month EURIBOR(2)	173	—	(173)
EUR	6,000	06/28/32	0.785%		6 Month EURIBOR(2)	1,962	198,402	196,440
EUR	1,135	12/28/35	1.559%		6 Month EURIBOR(2)	2,550	213,515	210,965
EUR	700	06/02/36	1.072%		6 Month EURIBOR(2)	705	59,352	58,647
EUR	440	07/01/43	2.505%		6 Month EURIBOR(2)	(17,964)	223,760	241,724
EUR	500	09/03/43	2.691%		6 Month EURIBOR(2)	(25,880)	282,454	308,334
EUR	1,000	11/21/44	1.790%		6 Month EURIBOR(2)	(1,721)	324,482	326,203
EUR	1,390	05/09/46	1.357%		6 Month EURIBOR(1)	(601)	(101,088)	(100,487)
GBP	690	06/30/19	2.166%		6 Month GBP LIBOR(2)	(6,397)	44,312	50,709
GBP	510	06/30/21	2.469%		6 Month GBP LIBOR(2)	(8,044)	63,494	71,538
GBP	1,420	07/15/26	3.050%		UKRPI(2)	298	23,914	23,616
GBP	10,740	06/23/31	1.618%		6 Month GBP LIBOR(2)	(7,646)	1,271,990	1,279,636
GBP	530	08/19/45	2.171%		6 Month GBP LIBOR(2)	(7,647)	206,857	214,504
GBP	6,010	06/23/46	1.626%		6 Month GBP LIBOR(1)	9,627	(1,248,018)	(1,257,645)
GBP	330	07/15/46	3.090%		UKRPI(1)	40	(33,538)	(33,578)
JPY	320,000	01/29/22	0.316%		6 Month JPY LIBOR(2)	10,472	72,849	62,377
JPY	400,000	04/01/26	—(3)		— (3)	335	1,480	1,145
JPY	135,000	02/20/29	1.260%		6 Month JPY LIBOR(2)	67,316	199,395	132,079
JPY	50,000	04/02/29	1.288%		6 Month JPY LIBOR(2)	6,574	75,985	69,411
JPY	100,000	08/18/29	1.070%		6 Month JPY LIBOR(2)	14,217	126,702	112,485
JPY	100,000	08/28/29	1.043%		6 Month JPY LIBOR(2)	14,249	123,257	109,008
JPY	200,000	09/09/29	1.061%		6 Month JPY LIBOR(2)	27,343	251,781	224,438
JPY	655,000	09/29/29	1.064%		6 Month JPY LIBOR(2)	487,375	828,260	340,885
JPY	200,000	04/01/31	0.319%		6 Month JPY LIBOR(2)	1,284	52,020	50,736
JPY	215,000	05/06/31	0.354%		6 Month JPY LIBOR(2)	2,790	66,638	63,848

JPY	150,000	07/07/31	0.071%	6 Month JPY LIBOR(2)	(677)	(16,662)	(15,985)
JPY	180,000	11/05/34	1.293%	6 Month JPY LIBOR(2)	118,672	351,568	232,896
JPY	70,000	12/03/34	1.265%	6 Month JPY LIBOR(2)	14,274	133,650	119,376
JPY	260,000	01/07/35	1.108%	6 Month JPY LIBOR(2)	42,659	423,453	380,794
JPY	50,000	01/22/35	0.950%	6 Month JPY LIBOR(2)	6,223	67,142	60,919
JPY	120,000	02/12/35	1.161%	6 Month JPY LIBOR(2)	21,264	207,794	186,530
JPY	320,000	02/24/35	1.200%	6 Month JPY LIBOR(2)	59,951	577,762	517,811
JPY	160,000	03/03/35	1.153%	6 Month JPY LIBOR(2)	28,030	275,091	247,061
JPY	90,000	02/04/36	0.816%	6 Month JPY LIBOR(2)	7,053	101,792	94,739
JPY	65,000	05/16/36	0.446%	6 Month JPY LIBOR(2)	1,042	26,494	25,452
JPY	110,000	05/27/36	0.460%	6 Month JPY LIBOR(2)	2,029	47,774	45,745
JPY	60,000	07/22/36	0.240%	6 Month JPY LIBOR(2)	64	26	(38)
JPY	60,000	06/17/41	0.318%	6 Month JPY LIBOR(2)	(236)	6,803	7,039
JPY	100,000	07/07/41	0.187%	6 Month JPY LIBOR(2)	(1,048)	(21,692)	(20,644)
JPY	110,300	04/15/46	0.560%	6 Month JPY LIBOR(2)	2,326	87,281	84,955
MXN	90,000	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(6,151)	(54,314)	(48,163)
MXN	35,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(18,326)	(7,876)	10,450
MXN	20,000	06/24/21	5.520%	28 Day Mexican Interbank Rate(2)	153	(17,062)	(17,215)
MXN	15,700	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	65	(44,790)	(44,855)
MXN	23,700	05/30/23	5.990%	28 Day Mexican Interbank Rate(2)	(319)	(2,495)	(2,176)
MXN	27,400	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	6,736	(32,941)	(39,677)
MXN	4,000	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	200	2,515	2,315
NOK	7,000	08/26/16	2.320%	6 Month NIBOR(2)	(4,080)	679	4,759
NOK	11,000	01/23/22	1.435%	6 Month NIBOR(2)	6,891	28,689	21,798
NOK	25,000	02/23/23	1.350%	6 Month NIBOR(2)	1,408	77,245	75,837
NOK	9,500	04/25/26	1.548%	6 Month NIBOR(2)	151	25,549	25,398
NOK	6,600	07/21/26	1.320%	6 Month NIBOR(2)	67	(508)	(575)
NZD	2,600	03/13/19	4.550%	3 Month BBR(2)	(1,820)	119,369	121,189
NZD	1,610	04/26/23	2.733%	3 Month BBR(2)	1,219	35,270	34,051
NZD	750	03/13/24	5.080%	3 Month BBR(2)	(1,395)	105,492	106,887
NZD	1,900	05/01/25	3.825%	3 Month BBR(2)	13,858	158,100	144,242
PLN	9,000	02/13/22	1.990%	6 Month WIBOR(2)	3,897	7,066	3,169
SEK	13,300	08/26/16	1.930%	3 Month STIBOR(2)	(12,172)	2,733	14,905
SEK	20,000	01/20/20	0.485%	3 Month STIBOR(2)	2,178	65,007	62,829
SEK	12,700	04/25/23	0.750%	3 Month STIBOR(2)	(1,131)	56,086	57,217
SEK	12,700	08/29/24	1.657%	3 Month STIBOR(2)	17,001	153,390	136,389
SEK	3,000	11/16/25	1.485%	3 Month STIBOR(2)	(233)	30,737	30,970
SEK	6,000	12/09/25	1.505%	3 Month STIBOR(2)	(765)	62,767	63,532
SEK	15,000	06/27/26	1.001%	3 Month STIBOR(2)	94	66,581	66,487
ZAR	21,900	08/26/20	7.855%	3 Month JIBAR(2)	(3,998)	10,150	14,148
ZAR	16,800	05/12/26	8.680%	3 Month JIBAR(2)	1,493	49,462	47,969
	30,800	02/28/19	1.806%	3 Month LIBOR(1)	60,864	(695,893)	(756,757)
	2,500	02/04/20	1.523%	3 Month LIBOR(1)	160	(48,045)	(48,205)
	4,080	03/11/20	1.824%	3 Month LIBOR(1)	167	(124,422)	(124,589)
	1,200	03/23/20	1.616%	3 Month LIBOR(1)	155	(27,927)	(28,082)
	129,200	12/31/21	1.556%	3 Month LIBOR(1)	(29,684)	(3,291,453)	(3,261,769)
	8,000	12/31/21	1.850%	3 Month LIBOR(1)	193	(329,464)	(329,657)
	3,300	12/31/22	1.405%	3 Month LIBOR(1)	168	(54,547)	(54,715)
	3,200	12/31/22	1.406%	3 Month LIBOR(1)	167	(53,190)	(53,357)
	4,900	12/31/22	1.409%	3 Month LIBOR(1)	177	(82,210)	(82,387)
	1,400	12/31/22	1.412%	3 Month LIBOR(1)	158	(23,726)	(23,884)

22,500	12/31/22	1.480%	3 Month LIBOR(1)	272	(478,372)	(478,644)
10,000	04/05/23	1.427%	3 Month LIBOR(1)	223	(174,034)	(174,257)
26,970	05/31/23	1.578%	3 Month LIBOR(1)	(51,652)	(692,864)	(641,212)
6,025	08/02/23	—(4)	—(4)	183	—	(183)
6,060	08/02/23	—(5)	—(5)	501	—	(501)
1,150	04/28/26	1.809%	3 Month LIBOR(1)	158	(50,678)	(50,836)
1,715	11/15/41	1.869%	3 Month LIBOR(1)	922	(56,733)	(57,655)

				$1,082,860	$1,639,549	$556,689

Foreign Bonds with a combined market value of $9,009,407 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts at July 31, 2016.

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
AUD	1,000	09/07/21	4.945%	6 Month BBSW(2)	$118,040	$—	$118,040	Citigroup Global Markets
AUD	1,000	08/31/22	3.890%	6 Month BBSW(2)	87,705	—	87,705	Hong Kong & Shanghai Bank
AUD	1,400	08/31/22	3.920%	6 Month BBSW(2)	130,372	—	130,372	Citigroup Global Markets
AUD	1,700	09/21/22	3.830%	6 Month BBSW(2)	150,619	—	150,619	Barclays Capital Group
AUD	2,800	08/08/23	4.170%	6 Month BBSW(1)	(331,339)	—	(331,339)	Hong Kong & Shanghai Bank
AUD	2,000	12/19/32	4.423%	6 Month BBSW(2)	472,366	—	472,366	Barclays Capital Group
AUD	650	03/15/43	4.755%	6 Month BBSW(2)	253,703	—	253,703	Hong Kong & Shanghai Bank
CAD	3,200	02/22/17	1.708%	3 Month Canadian Banker’s Acceptance(2)	25,088	—	25,088	Citigroup Global Markets
CAD	650	11/06/17	1.645%	3 Month Canadian Banker’s Acceptance(2)	5,277	—	5,277	Bank of Nova Scotia
CAD	500	12/27/17	1.700%	3 Month Canadian Banker’s Acceptance(2)	4,528	—	4,528	Bank of Nova Scotia
CAD	1,000	07/20/20	0.535%	1 Day CAOIS(1)	(1,732)	—	(1,732)	JPMorgan Chase
CAD	4,200	08/17/22	2.370%	3 Month Canadian Banker’s Acceptance(2)	292,315	—	292,315	Bank of Nova Scotia
COP	152,475,000	01/22/17	7.450%	1 Day COOIS(2)	3,264	—	3,264	Morgan Stanley
COP	33,350,000	07/22/18	6.810%	1 Day COOIS(1)	714	—	714	Morgan Stanley
CZK	25,000	06/27/18	1.635%	6 Month PRIBOR(2)	28,346	—	28,346	Hong Kong & Shanghai Bank
DKK	3,200	03/01/22	2.300%	6 Month CIBOR(2)	63,906	—	63,906	Credit Suisse First Boston Corp.
EUR	600	07/27/22	1.772%	6 Month EURIBOR(2)	76,136	—	76,136	Citigroup Global Markets
GBP	500	08/01/16	2.060%	6 Month GBP LIBOR(2)	4,367	—	4,367	Citigroup Global Markets
GBP	1,000	08/17/22	1.975%	3 Month GBP LIBOR(2)	124,289	—	124,289	Hong Kong & Shanghai Bank
GBP	1,420	07/26/26	2.950%	UKRPI(2)	797	—	797	BNP Paribas
GBP	1,420	04/24/43	2.932%	6 Month GBP LIBOR(2)	870,364	—	870,364	Hong Kong & Shanghai Bank
GBP	345	07/26/46	2.950%	UKRPI(1)	—	—	—	BNP Paribas
HKD	27,000	01/04/18	0.805%	3 Month HIBOR(1)	1,137	—	1,137	Bank of America
HKD	25,000	07/29/18	1.625%	3 Month HIBOR(2)	47,795	—	47,795	Hong Kong & Shanghai Bank
HKD	25,000	10/08/18	1.635%	3 Month HIBOR(1)	(53,256)	—	(53,256)	Hong Kong & Shanghai Bank
HKD	30,800	04/28/20	1.400%	3 Month HIBOR(1)	(54,995)	—	(54,995)	Citigroup Global Markets
HKD	8,200	08/22/22	1.560%	3 Month HIBOR(1)	(25,991)	—	(25,991)	Hong Kong & Shanghai Bank
HUF	620,000	11/19/18	4.290%	6 Month BUBOR(2)	238,519	—	238,519	Credit Suisse First Boston Corp.
HUF	330,000	03/27/23	5.510%	6 Month BUBOR(2)	338,315	—	338,315	Deutsche Bank AG

ILS	6,500	11/20/18	2.200%	3 Month TELBOR(2)	103,576	—	103,576	Hong Kong & Shanghai Bank
ILS	7,500	12/09/22	1.530%	3 Month TELBOR(2)	92,193	—	92,193	Citigroup Global Markets
ILS	3,200	03/06/23	3.525%	3 Month TELBOR(2)	149,527	—	149,527	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%	3 Month TELBOR(2)	203,511	—	203,511	Credit Suisse First Boston Corp.
ILS	3,000	04/26/26	1.685%	3 Month TELBOR(2)	17,565	—	17,565	JPMorgan Chase
ILS	5,000	06/24/26	1.660%	3 Month TELBOR(2)	20,213	—	20,213	Citigroup Global Markets
INR	1,400,000	07/27/17	6.450%	1 Day INOIS(2)	645	—	645	Citigroup Global Markets
INR	320,000	07/27/21	6.450%	1 Day INOIS(1)	(10,036)	—	(10,036)	Citigroup Global Markets
JPY	30,000	07/22/21	1.090%	6 Month JPY LIBOR(2)	17,764	—	17,764	Citigroup Global Markets
JPY	85,500	07/21/24	1.489%	6 Month JPY LIBOR(2)	104,843	—	104,843	Citigroup Global Markets
JPY	60,000	07/04/26	1.603%	6 Month JPY LIBOR(2)	95,697	—	95,697	Citigroup Global Markets
JPY	70,000	08/02/26	1.534%	6 Month JPY LIBOR(2)	111,463	—	111,463	Citigroup Global Markets
JPY	300,000	09/03/27	1.290%	6 Month JPY LIBOR(2)	431,743	—	431,743	Citigroup Global Markets
JPY	40,000	12/04/27	1.261%	6 Month JPY LIBOR(2)	55,934	—	55,934	Citigroup Global Markets
JPY	40,000	12/14/27	1.235%	6 Month JPY LIBOR(2)	54,685	—	54,685	Hong Kong & Shanghai Bank
JPY	120,000	02/20/28	1.353%	6 Month JPY LIBOR(2)	186,654	—	186,654	Deutsche Bank AG
JPY	200,000	04/16/28	1.235%	6 Month JPY LIBOR(2)	282,850	—	282,850	Credit Suisse First Boston Corp.
JPY	160,000	11/14/32	2.390%	6 Month JPY LIBOR(2)	326,022	—	326,022	Citigroup Global Markets
JPY	35,000	12/14/32	1.575%	6 Month JPY LIBOR(2)	80,362	—	80,362	Hong Kong & Shanghai Bank
JPY	70,000	01/28/43	1.955%	6 Month JPY LIBOR(2)	305,542	—	305,542	JPMorgan Chase
JPY	137,500	05/21/43	2.003%	6 Month JPY LIBOR(1)	(628,653)	—	(628,653)	Credit Suisse First Boston Corp.
JPY	45,800	05/29/43	2.013%	6 Month JPY LIBOR(1)	(210,586)	—	(210,586)	Credit Suisse First Boston Corp.
JPY	100,000	06/03/43	1.970%	6 Month JPY LIBOR(2)	448,481	—	448,481	JPMorgan Chase
KRW	1,500,000	08/14/21	2.773%	3 Month KRW LIBOR(2)	106,692	—	106,692	Hong Kong & Shanghai Bank
KRW	655,000	10/07/22	1.765%	3 Month KRW LIBOR(2)	19,795	—	19,795	JPMorgan Chase
KRW	900,000	11/05/24	2.425%	3 Month KRW LIBOR(2)	77,375	—	77,375	Barclays Capital Group
KRW	520,000	01/27/31	1.870%	3 Month KRW LIBOR(2)	38,345	—	38,345	JPMorgan Chase
MXN	37,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	20,993	—	20,993	Credit Suisse First Boston Corp.
MXN	20,000	08/13/19	4.985%	28 Day Mexican Interbank Rate(2)	(21,853)	—	(21,853)	Hong Kong & Shanghai Bank

MXN	17,500	04/09/42	7.890%	28 Day Mexican Interbank Rate(2)	148,585	—	148,585	Barclays Capital Group
MYR	1,700	04/28/25	4.040%	3 Month KLIBOR(2)	10,067	—	10,067	Citigroup Global Markets
NOK	13,500	11/07/17	2.550%	6 Month NIBOR(2)	56,170	—	56,170	Citigroup Global Markets
NOK	4,500	11/07/22	3.190%	6 Month NIBOR(2)	80,958	—	80,958	Citigroup Global Markets
NZD	3,200	08/18/16	4.173%	3 Month BBR(2)	34,494	—	34,494	Citigroup Global Markets
NZD	1,320	09/25/22	3.790%	3 Month BBR(2)	97,035	—	97,035	Citigroup Global Markets
NZD	910	08/09/23	4.653%	3 Month BBR(2)	113,136	—	113,136	Hong Kong & Shanghai Bank
PLN	15,000	06/28/18	3.790%	6 Month WIBOR(2)	158,599	—	158,599	Deutsche Bank AG
PLN	4,900	06/27/21	5.390%	6 Month WIBOR(2)	212,159	—	212,159	JPMorgan Chase
PLN	5,700	04/12/22	5.030%	6 Month WIBOR(2)	260,082	—	260,082	Hong Kong & Shanghai Bank
PLN	4,000	03/14/23	3.810%	6 Month WIBOR(2)	124,236	—	124,236	Bank of America
PLN	4,100	03/18/23	3.660%	6 Month WIBOR(2)	116,814	—	116,814	Hong Kong & Shanghai Bank
PLN	3,600	06/27/26	5.280%	6 Month WIBOR(1)	(259,070)	—	(259,070)	JPMorgan Chase
PLN	4,100	04/12/27	2.545%	6 Month WIBOR(2)	28,904	—	28,904	Hong Kong & Shanghai Bank
PLN	4,100	04/12/27	4.810%	6 Month WIBOR(1)	(268,462)	—	(268,462)	Hong Kong & Shanghai Bank
SEK	3,700	02/27/22	2.520%	3 Month STIBOR(2)	66,956	—	66,956	Citigroup Global Markets
SGD	1,800	01/08/18	0.935%	6 Month SIBOR(2)	(9,083)	—	(9,083)	Bank of America
SGD	5,450	04/30/20	1.850%	6 Month SIBOR(2)	29,902	—	29,902	Citigroup Global Markets
THB	50,000	12/20/17	3.230%	6 Month BIBOR(2)	36,798	—	36,798	Bank of America
THB	28,900	04/30/25	2.560%	6 Month BIBOR(2)	44,944	—	44,944	Citigroup Global Markets
TWD	115,500	03/17/21	0.780%	3 Month TAIBOR(2)	12,134	—	12,134	Barclays Capital Group
ZAR	55,000	06/25/18	7.440%	3 Month JIBAR(2)	(5,048)	—	(5,048)	Hong Kong & Shanghai Bank
ZAR	17,000	11/15/23	8.085%	3 Month JIBAR(2)	12,443	—	12,443	Credit Suisse First Boston Corp.
ZAR	5,000	09/03/33	8.970%	3 Month JIBAR(2)	31,914	—	31,914	Hong Kong & Shanghai Bank
ZAR	12,000	11/03/34	8.230%	3 Month JIBAR(2)	17,685	—	17,685	Barclays Capital Group
	2,000	04/15/26	— (6)	— (6)	(1,606)	—	(1,606)	JPMorgan Chase

					$6,502,737	$—	$6,502,737

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	Fund pays the floating rate of 3 Month LIBOR plus .875 bps and receives the floating rate of 6 Month JPY LIBOR.
(4)	Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.
(5)	Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.5 bps.
(6)	Fund pays 1 Week MUNIPSA and receives 3 Month LIBOR.

Forward rate agreement outstanding at July 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreement
HUF 27,000,000	01/27/17	0.700%	3 Month BUBOR(1)	$5,094	$—	$5,094	Morgan Stanley

(1)	Fund pays the fixed rate and receives the floating rate.

Currency swap agreements outstanding at July 31, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
1,111	3 Month LIBOR plus 451 bps	JPY	92,000	3.700%	Citigroup Global Markets	11/14/16	$201,580	$66	$201,514
327	3 Month LIBOR plus 156 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	10,245	(22,679)	32,924
325	3 Month LIBOR plus 158 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	8,135	(27,045)	35,180
1,605	3 Month LIBOR plus 432 bps	JPY	125,000	3.450%	Citigroup Global Markets	03/24/17	386,195	38,561	347,634
122	3 Month LIBOR plus 208 bps	EUR	100	4.250%	Citigroup Global Markets	07/14/17	7,440	(11,428)	18,868

	244	3 Month LIBOR plus 220 bps	EUR	200	4.250%	Citigroup Global Markets	07/14/17	14,461	(20,832)	35,293
	13,410	3 Month LIBOR	JPY	1,510,000	3 Month LIBOR minus 99.5 bps	Citigroup Global Markets	04/03/20	69,153	—	69,153
	439	3 Month LIBOR	JPY	44,780	3 Month LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	(806)	—	(806)
	5,000	3 Month LIBOR	JPY	510,300	3 Month LIBOR minus 53.375 bps	Goldman Sachs & Co.	06/17/24	(130,504)	—	(130,504)
TRY	4,800	7.700%		2,500	3 Month LIBOR	Hong Kong & Shanghai Bank	07/19/18	(939,584)	—	(939,584)
TRY	7,729	8.820%		3,800	3 Month LIBOR	Hong Kong & Shanghai Bank	09/04/18	(1,041,035)	—	(1,041,035)
	3,049	3 Month LIBOR	DKK	18,000	3 Month CIBOR minus 37.00 bps	JPMorgan Chase	10/03/16	344,674	—	344,674
	24,780	3 Month LIBOR	EUR	20,000	3 Month EURIBOR minus 14.625 bps	JPMorgan Chase	11/10/16	2,416,019	—	2,416,019
JPY	500,000	3 Month LIBOR minus 44.00 bps		4,248	3 Month LIBOR	JPMorgan Chase	11/21/16	654,106	—	654,106
AUD	3,240	3 Month BBSW plus 24.25 bps		3,000	3 Month LIBOR	JPMorgan Chase	05/22/19	(531,346)	—	(531,346)
	4,248	3 Month LIBOR	JPY	500,000	3 Month LIBOR minus 73.00 bps	JPMorgan Chase	11/21/24	(715,005)	—	(715,005)

								$753,728	$(43,357)	$797,085

Total return swap agreements outstanding at July 31, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Citigroup Global Markets	08/09/16	15,000	Pay fixed payments of 0.130% and receive variable payments based on the Federal National Mortgage Assoc. 30 Year TBA	$92,321	$—	$92,321
JPMorgan Chase	08/26/16	2,970	Pay variable payments based on 1 Day USOIS plus 28 bps and receive variable payments based on U.S. Treasury Note	(4,004)	—	(4,004)

JPMorgan Chase	08/26/16	2,965	Pay variable payments based on 1 Day USOIS plus 28 bps and receive variable payments based on U.S. Treasury Note	21,299	—	21,299
JPMorgan Chase	08/26/16	2,950	Pay variable payments based on 1 Day USOIS plus 28 bps and receive variable payments based on U.S. Treasury Note	18,189	—	18,189
JPMorgan Chase	08/26/16	2,880	Pay variable payments based on 1 Day USOIS plus 28 bps and receive variable payments based on U.S. Treasury Note	20,508	—	20,508
JPMorgan Chase	08/26/16	2,925	Pay variable payments based on 1 Day USOIS plus 28 bps and receive variable payments based on U.S. Treasury Note	21,030	—	21,030
Deutsche Bank AG	09/08/16	400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	16,790	—	16,790
Deutsche Bank AG	09/08/16	800	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	60,031	—	60,031

Deutsche Bank AG	09/08/16	800	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	83,606	—	83,606
Deutsche Bank AG	09/08/16	400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	23,212	—	23,212

				$352,982	$—	$352,982

(1)	Upfront/recurring fees or commissions, as applicable, are included in net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$3,664,343	$—
Australia	—	864,472	—
Austria	—	1,044,847	—
Belgium	—	4,213,813	—
Brazil	—	5,621,880	—
Bulgaria	—	2,691,707	—
Canada	—	4,729,884	—
Cayman Islands	—	563,750	—
Chile	—	534,229	—
China	—	508,972	—
Colombia	—	3,871,652	—
Croatia	—	1,168,316	—
Cyprus	—	7,748,987	—
Denmark	—	755,240	—
Dominican Republic	—	2,446,868	—
Finland	—	1,429,374	—
France	—	3,065,396	—
Germany	—	5,751,551	—
Greece	—	4,866,227	—
Hungary	—	8,963,256	—
Iceland	—	4,721,840	—
India	—	779,713	—
Indonesia	—	8,409,068	—
Ireland	—	1,764,898	—
Italy	—	12,742,172	—
Japan	—	3,978,107	—
Kazakhstan	—	1,265,348	—
Lithuania	—	2,998,545	—
Macedonia	—	540,136	—
Mexico	—	19,746,061	—
Netherlands	—	6,580,756	—
New Zealand	—	1,733,973	—
Norway	—	1,149,772	—
Panama	—	2,696,660	—
Peru	—	5,295,963	—
Poland	—	5,296,931	—
Portugal	—	6,689,446	—
Romania	—	4,600,798	—
Russia	—	1,597,193	—
Singapore	—	801,160	—
Slovenia	—	8,201,893	—
South Africa	—	4,071,086	—
South Korea	—	1,796,888	—
Spain	—	17,655,052	—
Supranational Bank	—	11,315,800	—

Sweden	—	170,866	—
Switzerland	—	1,698,154	—
Turkey	—	2,146,541	—
United Kingdom	—	13,107,055	—
Uruguay	—	1,216,575	—
Asset-Backed Securities
Collateralized Loan Obligations	—	22,665,939	998,042
Non-Residential Mortgage-Backed Securities	—	6,566,258	—
Residential Mortgage-Backed Securities	—	19,869,631	—
Bank Loans	—	1,161,319	—
Commercial Mortgage-Backed Securities	—	29,608,935	—
Corporate Bonds	—	59,060,646	—
Municipal Bonds	—	1,280,807	—
Residential Mortgage-Backed Securities	—	19,111,869	3,974,326
U.S. Government Agency Obligations	—	2,041,525	—
U.S. Treasury Obligations	—	60,714,826	—
Preferred Stock	104,760	—	—
Affiliated Mutual Fund	47,866,516	—	—
Options Purchased	—	1,848,881	—
Options Written	—	(2,291,418)	—
Other Financial Instruments*
Futures Contracts	4,789,582	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,389,809	—
OTC Cross Currency Exchange Contracts	—	(116,954)	—
Centrally Cleared Credit Default Swap Agreements	—	37,565	—
OTC Credit Default Swap Agreements	—	(1,136,503)	5,160
Centrally Cleared Interest Rate Swap Agreements	—	556,689	—
OTC Interest Rate Swap Agreements	—	6,502,737	—
OTC Forward Rate Agreement	—	5,094	—
OTC Currency Swap Agreements	—	753,728	—
OTC Total Return Swap Agreements	—	352,982	—

Total	$52,760,858	$449,257,579	$4,977,528

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Commercial Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Credit Default Swaps		Forward Rate Agreements
Balance as of 10/31/15	$—	$1,319,954	$—	$—		$(36,385)
Realized gain (loss)	—	—	18,395	—	**	—	**
Change in unrealized appreciation (depreciation)***	(1,958)	—	(39,228)	5,160		36,385
Purchases	1,000,000	—	3,317,573	—		—
Sales/Paydowns	—	—	(2,382,690)	—		—
Accrued discount/premium	—	—	3,487	—		—
Transfers into Level 3	—	—	3,056,789	—		—
Transfers out of Level 3	—	(1,319,954)	—	—		—

Balance as of 7/31/16	$998,042	$—	$3,974,326	$5,160		$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	The realized loss incurred during the period for other financial instruments was $ (67,099).
***	Of which, $ (36,026) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of July 31, 2016	Valuation Methodology	Unobservable Inputs
Collateralized Loan Obligations	$998,042	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	3,974,326	Market Approach	Single Broker Indicative Quote
Credit Default Swaps	5,160	Market Approach	Single Broker Indicative Quote

	$4,977,528

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Commercial Mortgage-Backed Securities	$1,319,954	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$3,056,789	L2 to L3	Evaluated Bid to Single Broker Indicative Quote

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2016 were as follows:

Sovereign Bonds	37.4%
U.S. Treasury Obligations	13.2
Affiliated Mutual Fund (including 0.5% of collateral for securities on loan)	10.4
Residential Mortgage-Backed Securities	9.3
Commercial Mortgage-Backed Securities	6.4
Banks	5.9
Collateralized Loan Obligations	5.2
Multi-National	2.5
Non-Residential Mortgage-Backed Securities	1.4
Insurance	1.4
Electric	1.4
Media	1.3
Healthcare-Services	1.0
Oil & Gas	1.0
Food	0.8
Transportation	0.7
Entertainment	0.7
Retail	0.6
Diversified Financial Services	0.6
Auto Manufacturers	0.5
Leisure Time	0.5
Electronics	0.5

U.S. Government Agency Obligations	0.4
Building Materials	0.4
Home Builders	0.4
Options Purchased	0.4
Computers	0.3
Municipal Bonds	0.3
Packaging & Containers	0.3
Software	0.3
Commercial Services	0.2
Office & Business Equipment	0.2
Miscellaneous Manufacturing	0.2
Mining	0.2
Forest Products & Paper	0.2
Telecommunications	0.1
Chemicals	0.1
Lodging	0.1
Airlines	0.1
Auto Parts & Equipment	0.1
Engineering & Construction	0.1
Financials	0.1
Technology	0.1
Machinery-Diversified	0.1
Real Estate Investment Trusts (REITs)	0.1

107.5
Options Written	(0.5)
Liabilities in excess of other assets	(7.0)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of July 31, 2016 categorized by risk exposure:

Derivative Fair Value at 7/31/16
Credit contracts	$(1,306,030)
Foreign exchange contracts	1,042,570
Interest rate contracts	12,960,812

Total	$12,697,352

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 16, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 16, 2016

*	Print the name and title of each signing officer under his or her signature.